As filed with the Securities and Exchange Commission on January 7, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21649

INSTITUTIONAL LIQUIDITY TRUST

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

c/o Neuberger Berman Management Inc.

Institutional Liquidity Trust

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Lehman Brothers Tax-Free Money Fund

Lehman Brothers National Municipal Money Fund

Annual Report

October 31, 2007

Contents

THE FUNDS

Chairman's Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Lehman Brothers Tax-Free Money Fund	2

Lehman Brothers National Municipal Money Fund	2

THE MASTER SERIES

SCHEDULE OF INVESTMENTS

Tax-Exempt Master Series	21

Municipal Master Series	34

FINANCIAL STATEMENTS	46

FINANCIAL HIGHLIGHTS

Tax-Exempt Master Series	52

Municipal Master Series	53

Reports of Independent Registered Public Accounting Firms	55

Directory	57

Trustees and Officers	58

Proxy Voting Policies and Procedures	66

Quarterly Portfolio Schedule	66

Notice to Shareholders	66

Board Consideration of the Management and Sub-Advisory Agreements	66

©2007 Lehman Brothers Asset Management LLC. All rights reserved.

Chairman's Letter

We are pleased to present to you the annual report for the Lehman Brothers Tax-Free Money Fund and the Lehman Brothers National Municipal Money Fund for the fiscal year ended October 31, 2007.

The Funds' investment objectives are simple and straightforward—seeking the highest available current income exempt from federal income tax through investment strategies consistent with the highest standards for safety and liquidity. Portfolio Co-Managers William Furrer and Kristian Lind employ strategies including active weighted average maturity management (positioning the portfolio in the most advantageous points on the yield curve), sector allocation (taking advantage of opportunistic pricing in the different sectors of the municipal securities markets) and, most importantly, security selection.

Over the many years that we have been investing in municipal money markets, we have developed an extensive national network of regional brokers who provide considerable assistance in identifying high quality, attractively priced securities. We also do our own internal credit analysis on every issue we invest in. We believe that our ongoing commitment to assessing the credit quality of potential investments will continue to reward our shareholders.

Sincerely,

Peter Sundman
Chairman of the Board
Lehman Brothers Income Funds

Lehman Brothers Tax-Free Money Fund
Lehman Brothers National Municipal Money Fund
Portfolio Commentary

In the fiscal year ended October 31, 2007, activity in the financial markets was largely uneventful until June, when investors appeared to begin contemplating the repercussions of rising subprime mortgage defaults and the ownership by financial institutions of subprime mortgage-backed securities. By July, it became clear to many investors that it was difficult to quantify financial companies' exposure and the credit markets nearly ground to a halt. A large infusion of capital from the Federal Reserve and two subsequent Fed Funds rate cuts totaling 75 basis points helped get the credit markets working again. However, toward the end of this 12-month reporting period, the market continued to experience turmoil as prominent financial companies took big write-downs on their subprime mortgage-backed securities holdings.

This difficult situation penalized the stock and corporate bond markets as investors fled to the safety of U.S. Treasuries and municipal money market funds. Because demand for short-term Treasuries was particularly robust, municipal money market funds provided relatively attractive after-tax returns.

Usually, interest rate cuts by the Federal Reserve would result in a steeper yield curve (with higher yields for longer maturity debt). As such, generally, our response would be to extend the Funds' weighted average maturities to lock in the higher yields on longer maturity securities. However, this time, the municipal money market yield curve remained inverted as variable rate demand notes (VRDNs) with one-day, one-week or one-month maturities yielded more than one-year municipal debt. Also, maintaining large allocations to VRDNs can help keep the Funds more liquid to meet any demands due to market uncertainties. As such, we maintained a large commitment to VRDNs, which is the primary reason the Funds' weighted average maturity declined over the course of fiscal 2007.

After coming to the credit markets' rescue in July and August, the Federal Reserve now finds itself in an extremely difficult situation. On the one hand, the extent of the damage of the subprime mortgage debacle on financial institutions and the economy is still difficult to assess. If things are worse than currently perceived, we believe the Fed will probably be forced to ease further. However, this would likely undermine the already shaky dollar. Also, with commodities prices (oil, agricultural products, gold and industrial materials) rising, additional rate cuts could further fan inflationary flames. We think the Fed will wait as long as possible before making its next move. In the interim, as long as VRDNs are priced so attractively, they will remain by far our largest positions and we will likely maintain the Funds' relatively short weighted-average maturities.

Lehman Brothers Tax-Free Money Fund1,2

For the fiscal year, the Lehman Brothers Tax-Free Money Fund Reserve Class posted a total return of 3.56%, surpassing the iMoneyNet Money Fund Report Tax-Free National Institutional Average's 3.36% return. The Fund's seven-day tax-equivalent current yield (taxable at the highest federal income tax bracket) decreased from 5.22% on October 31, 2006 to 5.11% on October 31, 2007. Its seven-day tax-equivalent effective yield (also taxable at the highest federal income tax bracket) went from 5.36% on October 31, 2006 to 5.24% on October 31, 2007. Current yield and effective yield more closely reflect current earnings than six-month or one-year figures.

MATURITY DIVERSIFICATION

(% by Maturity)
1 - 7 Days	85.6%
8 - 30 Days	2.2
31 - 90 Days	2.7
91 - 180 Days	2.8
181+ Days	6.7

Lehman Brothers National Municipal Money Fund1,2,3

For the fiscal year, the Lehman Brothers National Municipal Money Fund Reserve Class posted a total return of 3.68%, outpacing the iMoneyNet Money Fund Report Tax-Free National Institutional Average's 3.36% return. Over the course of the reporting period, the Fund's seven-day tax-equivalent current yield (taxable at the highest federal income tax bracket) decreased from 5.32% on October 31, 2006 to 5.28% on October 31, 2007. Its seven-day tax-equivalent effective yield (also taxable at the highest federal income tax bracket) went from 5.46% on October 31, 2006 to 5.42% on October 31, 2007. Current yield and effective yield more closely reflect current earnings than six-month or one-year figures.

MATURITY DIVERSIFICATION

(% by Maturity)
1 - 7 Days	86.9%
8 - 30 Days	0.3
31 - 90 Days	4.8
91 - 180 Days	1.5
181+ Days	6.5

Sincerely,

William J. Furrer and Kristian Lind
Portfolio Co-Managers

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end visit www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html. The composition, industries and holdings of each Fund are subject to change.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Endnotes

1  Neuberger Berman Management Inc. ("Management") has voluntarily agreed to reimburse or waive certain expenses of the Reserve Class of Lehman Brothers Tax-Free Money Fund and Lehman Brothers National Municipal Money Fund so that the total annual operating expenses of the Reserve Class of each Fund (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) are limited to 0.20% and 0.17% of average daily net assets, respectively. Absent such reimbursements or waivers, each Fund's yield would have been less. Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund so that the total annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses are limited to 0.23% of average daily net assets. Management may, at its sole discretion, modify or terminate these voluntary commitments with notice to a Fund.

2  "Current yield" of a money market fund refers to the income generated by an investment in a Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 35%, assuming that all of a Fund's income is exempt from federal income taxes.

3  A portion of the income of Lehman Brothers National Municipal Money Fund may be a tax preference item for purposes of the federal alternative minimum tax for certain investors.

Glossary of Indices

iMoneyNet Money Fund Report Tax-Free National Institutional Average:	Measures all national tax-free and municipal institutional funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds—6 months or less, Put Bonds—over 6 months, AMT Paper, and Other Tax-Free holdings.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that investors cannot invest directly in any index. Data about the performance of the index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in the above-described index.

Schedule of Investments Tax-Exempt Master Series

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Alabama (0.3%)
$1,600	Gulf Shores Med. Clinic Board Rev. (Colonial Pinnacle MOB Proj.), Ser. 2007, (LOC: Regions Bank), 3.53%, due 11/1/07	P-1		$1,600	µß
1,245	Lee Co. Ind. Dev. Au. Rev. (Lifesouth Comm. Blood Ctr.), Ser. 2001, (LOC: SunTrust Bank), 3.31%, due 11/7/07	VMIG1		1,245	µß
3,100	Mobile IDB PCR Ref. (Alabama Pwr. Co. Proj.), Ser. 1994, 3.58%, due 11/1/07	VMIG1	A-1	3,100	µß
				5,945
Alaska (0.1%)
1,250	Alaska Ind. Dev. & Export Au. Rev., Ser. 2004, (FSA Insured), 3.51%, due 11/1/07	VMIG1		1,250	µi
Arizona (1.9%)
5,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2005, (MBIA Insured), 3.50%, due 11/1/07	VMIG1		5,800	µa
19,545	Arizona Hlth. Fac. Au. Hosp. Sys. Rev., Ser. 2007, (LOC: Citigroup Global Markets), 3.51%, due 11/1/07	VMIG1		19,545	µ
10,000	Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006, (LOC: Citigroup Global Markets), 3.51%, due 11/1/07	VMIG1		10,000	µ
				35,345
Arkansas (0.9%)
11,500	ABN Amro Munitops Cert. Trust Rev., Ser. 2006, (FGIC Insured), 3.50%, due 11/1/07	VMIG1		11,500	ñµa
6,330	North Little Rock Residential Hsg. Fac. Board Multi-Family Rev. (Floaters), Ser. 2004, (LOC: Government National Mortgage Association), 3.58%, due 11/1/07	VMIG1		6,330	µr
				17,830
California (1.8%)
5,450	Austin Trust St. Cert., Ser. 2007-315, (LOC: State Street Bank & Trust Co.), 3.49%, due 11/1/07	VMIG1		5,450	µc
3,215	California Statewide Comm. Dev. Au. Rev. (Floaters), Ser. 2007-2089, (LOC: Wells Fargo Bank & Trust Co.), 3.53%, due 11/1/07	VMIG1		3,215	µ
9,050	Northern California Gas Au. Number 1 Gas Proj. Rev. (Floaters), Ser. 2007-55, (LOC: Goldman Sachs), 3.49%, due 11/1/07			9,050	µ
16,280	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2006, (LOC: Merrill Lynch Capital Markets), 3.65%, due 11/1/07			16,280	µ
				33,995

See Notes to Schedule of Investments 21

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Colorado (3.5%)
$4,300	Adams 12 Five Star Sch. (Putters), Ser. 2007-1728, (MBIA Insured), 3.50%, due 11/1/07	VMIG1		$4,300	µo
4,725	Broomfield Cert. Participation (Floaters), Ser. 2002-1643, (AMBAC Insured), 3.52%, due 11/1/07			4,725	µr
1,500	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.70%, due 12/1/07		A-1+	1,500	µ
9,875	Colorado Ed. & Cultural Fac. Au. Rev. (Colorado Christian Univ. Proj.), Ser. 2004, (LOC: Evangelical Christian Credit Union), 3.48%, due 11/1/07		A-1+	9,875	µßw
3,625	Colorado Ed. & Cultural Fac. Au. Rev. (Emmanuel Sch. Religion Proj.), Ser. 2006, (LOC: AmSouth Bank), 3.48%, due 11/1/07	VMIG1		3,625	µß
5,350	Commerce City Northern Infrastructure Gen. Imp. Dist. G.O., Ser.2006, (LOC: U.S. Bank), 3.48%, due 11/1/07		A-1+	5,350	µ
20,000	Dawson Ridge Metro. Dist. Number 1 (Merlots), Ser. 2007-D03, (LOC: Wachovia Bank & Trust Co.), 3.40%, due 11/7/07	VMIG1		20,000	µ
5,040	Denver City & Co. Arpt. Rev. (Floaters), Ser. 2006-63TP, (FGIC Insured), 3.49%, due 11/1/07			5,040	µm
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Colorado Health Facs. Au.), Ser. 2007-132, (LOC: Deutsche Bank), 3.73%, due 11/1/07			7,485	µ
5,405	Summit Co. Sch. Dist. G.O., Ser. 2004, (FSA Insured), 3.51%, due 11/1/07	VMIG1		5,405	µi
				67,305
Delaware (0.7%)
12,585	New Castle Co. Delaware Student Hsg. Rev. (University Courtyard Apts.), Ser. 2005, (LOC: Bank of New York), 3.49%, due 11/1/07	VMIG1		12,585	µß
District of Columbia (0.3%)
2,085	District of Columbia G.O. (Merlots), Ser. 2001-A127, (MBIA Insured), 3.34%, due 11/7/07		A-1+	2,085	µv
2,235	District of Columbia Rev. Ref. (Maret Sch., Inc.), Ser. 2003, (LOC: SunTrust Bank), 3.26%, due 11/7/07	VMIG1		2,235	µß
1,435	District of Columbia Wtr. & Swr. Au. Pub. Util. Rev. (Floaters), Ser. 2006, (FSA Insured), 3.49%, due 11/1/07			1,435	µl
				5,755
Florida (4.7%)
3,250	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj. A), Ser. 2002, 3.58%, due 11/1/07	VMIG1		3,250	µß
9,045	Alachua Co. Sch. Board Cert. Participation, Ser. 2004, (AMBAC Insured), 3.52%, due 11/1/07	VMIG1	A-1+	9,045	µd
14,080	Broward Co. Professional Sports Fac. Tax Rev. (Floaters), Ser. 2007-1939, (AMBAC Insured), 3.50%, due 11/1/07			14,080	µs
7,700	Deutsche Bank Spears/Lifers Trust Var. St. Rev. (Manatee Co.), Ser. 2007-243, (MBIA Insured), 3.50%, due 11/1/07		A-1+	7,700	µk
2,755	Eclipse Funding Trust (Solar Eclipse-Palm Bay Sales), Ser. 2006-0136, (FSA Insured), 3.49%, due 11/1/07		A-1+	2,755	µu
8,980	Eclipse Funding Trust (Solar Eclipse-Winter Haven Utils. Sys.), Ser. 2006-0054, (MBIA Insured), 3.49%, due 11/1/07		A-1+	8,980	ñµu
2,690	Florida St. Board of Ed. Muni. Sec. Trust Receipts, Ser. 2003-SGA138, (MBIA Insured), 3.32%, due 11/7/07		A-1+	2,690	µt
6,000	Martin Co. PCR (Florida Pwr. & Lt. Proj.), Ser. 2000, 3.59%, due 11/1/07	VMIG1	A-1	6,000	µß
1,000	Miami-Dade Co. Sch. Board Cert. Participation (Putters), Ser. 2006-1317, (AMBAC Insured), 3.49%, due 11/1/07		A-1+	1,000	µo
1,000	Miami-Dade Co. Sch. Board Cert. Participation, (Eagle), Ser. 2006 A, (AMBAC Insured), 3.52%, due 11/1/07		A-1+	1,000	µh
8,610	Muni. Sec. Trust Cert. Rev., Ser. 2007-9068, (MBIA Insured), 3.50%, due 11/1/07		A-1	8,610	ñµe
9,030	Orlando Util. Commission Wtr. & Elec. Rev. (Floaters), Ser. 2006, (LOC: Dexia Credit Locale de France), 3.52%, due 11/1/07			9,030	µ
15,355	Puttable Floating Option Tax Exempt Receipts (Floaters) (South Miami Hlth. Fac. Au.), Ser. 2007-1498, (LOC: Merrill Lynch Capital Markets), 3.58%, due 11/1/07		A-1	15,355	µ
				89,495

See Notes to Schedule of Investments 22

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Georgia (1.8%)
$7,555	Athens Area Fac. Corp. Cert. Participation, Ser. 2007, (LOC: Citibank, N.A.), 3.51%, due 11/1/07	VMIG1		$7,555	µ
3,135	De Kalb Co. Wtr. & Swr. Rev., Ser. 2006, (LOC: Citibank, N.A.), 3.51%, due 11/1/07	VMIG1		3,135	µ
500	Gwinnett Co. Dev. Au. Rev. (Greater Atlanta Christian), Ser. 1998, (LOC: SunTrust Bank), 3.44%, due 11/7/07			500	µß
2,500	Marietta Hsg. Au. Multi-Family Rev. (Franklin Walk Apts. Proj.), Ser. 1990, (LOC: Freddie Mac), 3.58%, due 11/1/07	VMIG1		2,500	µß
4,715	Muni. Elec. Au. Spec. Oblig., Ser. 1994-SGA1, (MBIA Insured), 3.32%, due 11/7/07		A-1+	4,715	µt
3,995	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4174, (AMBAC Insured), 3.52%, due 11/1/07			3,995	µl
11,480	Richmond Co. Dev. Au. Rev., Ser. 2007-10025Z, (LOC: Citigroup Global Markets), 3.52%, due 11/1/07		A-1+	11,480	µ
				33,880
Illinois (6.9%)
8,050	Chicago Board Ed. (Floaters), Ser. 2006-3620, (AMBAC Insured), 3.49%, due 11/1/07			8,050	µl
7,145	Chicago O'Hare Int'l. Arpt. Rev., Ser. 2005, (FGIC Insured), 3.57%, due 11/1/07			7,145	µk
5,080	Chicago O'Hare Int'l. Arpt. Rev. (Floaters), Ser. 2007-1933, (FGIC Insured), 3.50%, due 11/1/07	VMIG1		5,080	µs
3,845	De Witt Ford Co. Comm. College Dist. Number 540 (Merlots), Ser. 2007-D13, (FSA Insured), 3.34%, due 11/7/07	VMIG1		3,845	µv
16,520	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago Illinois Board), Ser. 2007-315, (FGIC Insured), 3.51%, due 11/1/07			16,520	µk
14,180	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago Illinois Board), Ser. 2007-316, (FGIC Insured), 3.51%, due 11/1/07			14,180	µk
15,670	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago), Ser. 2007-308, (FGIC Insured), 3.51%, due 11/1/07			15,670	µk
4,555	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago), Ser. 2007-346, (FGIC Insured), 3.57%, due 11/1/07			4,555	µk
3,815	Deutsche Bank Spears/Lifers Trust Var. St. (Northern Illinois Muni.), Ser. 2007-320, (MBIA Insured), 3.50%, due 11/1/07			3,815	µk
8,000	Illinois Fin. Au. Rev. (Clare Oaks), Ser. 2006 D, (LOC: Sovereign Bank), 3.47%, due 11/1/07			8,000	µbß
1,900	Illinois Fin. Au. Rev. (IIT Research Institute), Ser. 2004, (LOC: Fifth Third Bank), 3.47%, due 11/1/07	VMIG1		1,900	µß
1,850	Illinois Fin. Au. Rev. (Lawrence Hall Youth Svcs.), Ser. 2006, (LOC: Fifth Third Bank), 3.45%, due 11/2/07	VMIG1		1,850	µß
5,000	Lake Co. Sch. Dist. Number 109 Deerfield Rev., Ser. 2006, (LOC: JP Morgan Chase), 3.28%, due 11/7/07	VMIG1		5,000	µ
4,000	Metro. Pier & Exposition Au. Hospitality Fac. Rev. (Floaters), Ser. 2006, (LOC: Dexia Credit Locale de France), 3.49%, due 11/1/07			4,000	µ
8,260	Muni. Sec. Trust Cert. G.O., Ser. 2007-347-A, (FSA Insured), 3.50%, due 11/1/07	VMIG1		8,260	ñµe
6,805	Muni. Sec. Trust Cert. G.O., Ser. 2007-3031-A, (FGIC Insured), 3.51%, due 11/1/07	VMIG1		6,805	ñµe
2,780	Quad Cities Reg. Econ. Dev. Au. Rev. (Two Rivers YMCA Proj.), Ser. 2002, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	2,780	µß
5,905	Reg. Trans. Au. G.O. (Floaters), Ser. 2006, (MBIA Insured), 3.58%, due 11/1/07			5,905	µl
8,445	Reg. Trans. Au. G.O. (Merlots), Ser. 2002-A24, (MBIA Insured), 3.34%, due 11/7/07	VMIG1		8,445	µd
				131,805

See Notes to Schedule of Investments 23

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Indiana (7.1%)
$8,055	ABN Amro Munitops Cert. Trust Rev., Ser. 2006, (AMBAC Insured), 3.50%, due 11/1/07			$8,055	ñµa
7,490	Bartholomew Cons. Sch. Corp. Ind. Tax Anticipation Warrants, Ser. 2007, 4.00%, due 12/31/07			7,494
5,085	Carmel Clay Parks Bldg. Corp. (Putters), Ser. 2004-539, (MBIA Insured), 3.50%, due 11/1/07		A-1+	5,085	µo
6,000	Carmel Clay Sch. Tax Anticipation Warrants, Ser. 2007, 3.90%, due 12/28/07			6,001
13,885	Carmel Redev. Au. Lease Rental Rev. (Floaters), Ser. 2006-1275, (LOC: Morgan Stanley), 3.50%, due 11/1/07		A-1+	13,885	µ
2,065	Carmel Redev. Au. Lease Rental Rev. (Putters), Ser. 2006-1503, (LOC: JP Morgan Chase), 3.50%, due 11/1/07		A-1+	2,065	µ
6,860	Columbus Renovation Sch. Bldg. Corp. (Floaters), Ser. 2005, (MBIA Insured), 3.58%, due 11/1/07		A-1+	6,860	µr
11,530	Eclipse Funding Trust (Solar Eclipse-Hamilton Southeastern Indiana), Ser. 2007-0006, (FSA Insured), 3.50%, due 11/1/07		A-1+	11,530	µu
7,000	Eclipse Funding Trust (Solar Eclipse-IPS Multi-Sch. Bldg. Corp. Ltd.), Ser. 2007-0026, (MBIA Insured), 3.49%, due 11/1/07		A-1+	7,000	µu
3,990	Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion), Ser. 2006-0015, (FGIC Insured), 3.49%, due 11/1/07		A-1+	3,990	ñµu
3,300	Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due 12/31/07			3,300
2,500	Indiana Bond Bank Rev. (Adv. Fdg. Prog. Notes), Ser. 2007 A, (LOC: Bank of New York), 4.25%, due 1/31/08		SP-1+	2,504
14,600	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Floyd Mem. Hosp. & Hlth. Proj.), Ser. 2006, (LOC: National City Bank), 3.63%, due 11/1/07		A-1	14,600	µß
4,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Harrison Co. Hosp. Proj.), Ser. 2005, (LOC: JP Morgan Chase), 3.58%, due 11/1/07		A-1+	4,000	µß
5,320	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Schneck Mem. Hosp. Proj.), Ser. 2006 B, (LOC: Fifth Third Bank), 3.58%, due 11/1/07		A-1+	5,320	µß
2,935	Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2003, (FSA Insured), 3.51%, due 11/1/07		A-1+	2,935	µi
6,620	Indianapolis Loc. Pub. Imp. Bond Bank (Putters), Ser. 2007-2120, (MBIA Insured), 3.55%, due 11/1/07	VMIG1		6,620	µo
5,000	Indianapolis Loc. Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007 E, 4.25%, due 10/2/08		SP-1+	5,024
4,420	Lafayette Sewage Works Rev. (Merlots), Ser. 2006 D08, (FGIC Insured), 3.34%, due 11/7/07		A-1+	4,420	µv
2,000	Logansport Comm. Sch. Corp. TANS, Ser. 2007, 4.00%, due 12/31/07			2,001
2,085	Puttable Floating Option Tax Exempt Receipts, Ser. 2007-212, (XLCA Insured), 3.58%, due 11/1/07			2,085	µr
5,720	Univ. Southern Indiana Rev., Ser. 2004, (AMBAC Insured), 3.51%, due 11/1/07	VMIG1		5,720	µi
4,745	Wayne Township Marion Co. Sch. Bldg. Corp. (Merlots), Ser. 2006-D02, (FGIC Insured), 3.34%, due 11/7/07		A-1+	4,745	µv
				135,239

See Notes to Schedule of Investments 24

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Iowa (1.9%)
$6,840	Ankeny G.O. BANS, Ser. 2006 A, 4.10%, due 6/1/08	MIG1		$6,841
4,255	Austin Trust Various Sts. (Iowa Din Au.), Ser. 2007-1011, (LOC: Bank of America), 3.53%, due 11/1/07		A-1+	4,255	µ
3,905	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2007, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	3,905	µ
3,500	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2006, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	3,500	µß
430	Iowa Fin. Au. Rev. (Private Sch. Fac. Rev. Kuemper Proj.), Ser. 1998, (LOC: Allied Irish Bank), 3.63%, due 11/1/07			430	µß
1,340	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Proj.), Ser. 2004, (LOC: Allied Irish Bank), 3.63%, due 11/1/07	VMIG1	A-1+	1,340	µß
285	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Proj.), Ser. 2003, (LOC: Allied Irish Bank), 3.63%, due 11/1/07	VMIG1		285	µß
5,545	Iowa Higher Ed. Loan Au. Rev. (Private College Wartburg Proj.), Ser. 2000, (LOC: American Trust & Savings), 3.63%, due 11/1/07	VMIG1		5,545	µß
3,535	Iowa Higher Ed. Loan Au. Rev. (Univ. of Dubuque), Ser. 2007 C, 4.50%, due 5/20/08		SP-1	3,549	ß
1,860	Iowa Higher Ed. Loan Au. Rev. RANS, Ser. 2007 B, 4.91%, due 5/20/08		SP-1	1,871	ß
4,125	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.42%, due 11/7/07			4,125	µß
				35,646
Kansas (2.3%)
6,145	Junction City G.O. Temporary Notes, Ser. 2007 C, 5.00%, due 6/1/08			6,180
3,865	Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due 10/1/08	MIG1		3,866
13,135	Wyandotte Co. Kansas City Unified G.O. Gov't. Muni. Temp. Notes, Ser. 2007 III, 3.55%, due 4/1/08	MIG1		13,135
20,200	Wyandotte Co. Kansas City Unified G.O. Gov't. Muni. Temp. Notes, Ser. 2007 V, 3.55%, due 11/1/08	MIG1		20,200
				43,381
Kentucky (1.3%)
12,300	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2007 A-1, 3.65%, due 4/1/09 Putable 4/1/08	MIG1		12,300	µ
9,990	Muni. Sec. Trust Cert. Rev., Ser. 2002-9027, (FSA Insured), 3.50%, due 11/1/07		A-1	9,990	ñµe
3,530	Simpson Co. Hosp. Rev. (Med. Ctr. Franklin, Inc.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.48%, due 11/1/07			3,530	µß
				25,820
Louisiana (0.3%)
5,365	Jefferson Sales Tax Dist. Spec. Sales Tax Rev., Ser. 2005, (AMBAC Insured), 3.57%, due 11/1/07			5,365	µk
Maryland (2.9%)
30,215	JP Morgan Chase & Co. (Putters), Ser. 2007-1941P, (LOC: JP Morgan Chase), 3.54%, due 11/1/07			30,215	µ
15,815	JP Morgan Chase & Co. (Putters), Ser. 2007-1684P, (LOC: JP Morgan Chase), 3.64%, due 11/1/07			15,815	µ
7,000	Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev. (Residential), Ser. 2006 Q, 3.59%, due 12/14/07	MIG1		7,000
1,300	Washington Suburban Sanitation Dist. BANS, Ser. 2003 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 3.20%, due 11/7/07	VMIG1		1,300	µ
				54,330

See Notes to Schedule of Investments 25

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Massachusetts (1.7%)
$10,495	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-129, (LOC: Deutsche Bank), 3.73%, due 11/1/07			$10,495	µ
6,400	Massachusetts St. Dev. Fin. Agcy. Rev. (Suffolk Univ.), Ser. 2005 A, (LOC: JP Morgan Chase), 3.34%, due 11/7/07	VMIG1		6,400	µß
9,470	Worcester G.O. BANS, Ser. 2006 A, 4.00%, due 11/8/07	MIG1		9,470
6,300	Worcester Reg. Trans. Au. RANS, Ser. 2007, 4.00%, due 6/27/08			6,302
				32,667
Michigan (1.7%)
11,675	Detroit City Sch. Dist. G.O. (Floaters), Ser. 2006-3519, (FSA Insured), 3.49%, due 11/1/07			11,675	µl
3,955	Detroit Sewage Disp. Rev. (Putters), Ser. 2006-1453, (FGIC Insured), 3.50%, due 11/1/07		A-1+	3,955	µo
2,400	Eastern Michigan Univ. Rev., Ser. 2001, (FGIC Insured), 3.58%, due 11/1/07		A-1+	2,400	µl
3,775	Grand Rapids Hsg. Corp. Rev. (Floaters), Ser. 2005-3152, (FHA Insured), 3.58%, due 11/1/07		A-1	3,775	µ
1,840	Hartland Cons. Sch. Dist. G.O. (Floaters), Ser. 2005-1204, (LOC: Morgan Stanley), 3.50%, due 11/1/07	VMIG1		1,840	µ
5,000	Muni. Sec. Trust Cert. G.O., Ser. 2006-7012A, (FSA Insured), 3.50%, due 11/1/07	VMIG1		5,000	ñµe
3,000	Waterford Sch. Dist. G.O. (St. Aid Anticipation Notes), Ser. 2006, 3.85%, due 11/30/07			3,001
				31,646
Minnesota (1.7%)
6,532	Arden Hills Hsg. & Hlth. Care Fac. Rev. (Presbyterian Homes), Ser. 1999 A, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	6,532	µß
11,905	Deutsche Bank Spears/Lifers Trust Var. St. (Roseville), Ser. 2007-134, (LOC: Deutsche Bank), 3.71%, due 11/1/07			11,905	µ
1,000	Mankato Multi-Family Rev. Hsg. (Highland), Ser. 1997, (LOC: LaSalle National Bank), 3.63%, due 11/1/07		A-1+	1,000	µß
3,950	Mankato Rev. (Bethany Lutheran College), Ser. 2000 B, (LOC: Wells Fargo & Co.), 3.58%, due 11/1/07		A-1+	3,950	µß
7,485	Minneapolis & St. Paul Metro. Apts. Commission Arpt. Rev. (Merlots), Ser. 2000 ZZ, (FGIC Insured), 3.34%, due 11/7/07	VMIG1		7,485	µv
935	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 3.63%, due 11/1/07	VMIG1		935	µß
				31,807
Mississippi (0.1%)
2,900	Mississippi Bus. Fin. Corp. Rev. (Hattiesburg Clinic), Ser. 2006, (LOC: AmSouth Bank), 3.49%, due 11/1/07	VMIG1		2,900	µß

See Notes to Schedule of Investments 26

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Missouri (3.8%)
$9,435	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-35, (FGIC Insured), 3.50%, due 11/1/07	VMIG1		$9,435	µa
4,440	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-124, (LOC: Deutsche Bank), 3.73%, due 11/1/07		A-1+	4,440	µ
2,000	Kansas City Ind. Dev. Au. Rev. (Ewing Marion Kaufman Foundation), Ser. 2001, 3.58%, due 11/1/07		A-1+	2,000	µß
1,500	Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser. 2000 C, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	1,500	µ
11,650	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 3.63%, due 11/1/07		A-1	11,650	µß
5,015	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of America), 3.63%, due 11/1/07	VMIG1		5,015	µß
185	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury Univ.), Ser. 2003, (LOC: Bank of America), 3.63%, due 11/1/07	VMIG1		185	µß
5,500	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 3.63%, due 11/1/07		A-1	5,500	µß
1,800	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 1999 B, (LOC: Bank of America), 3.61%, due 11/1/07	VMIG1	A-1+	1,800	µß
3,565	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 3.61%, due 11/1/07	VMIG1		3,565	µß
3,800	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda Hlth. Group), Ser. 2001 A, (LOC: U.S. Bank), 3.58%, due 11/1/07	VMIG1		3,800	µß
900	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Lutheran Sr. Svcs.), Ser. 2000, (LOC: U.S. Bank), 3.26%, due 11/7/07	VMIG1		900	µß
1,230	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (St. Francis Med. Ctr.), Ser. 1996 A, (LOC: Bank of America), 3.58%, due 11/1/07		A-1+	1,230	µß
2,075	Missouri St. Pub. Utils. Comm. Rev. Construction Notes, Ser. 2007, 4.75%, due 9/1/08	MIG1		2,091
4,130	Muni. Sec. Trust Cert. Rev., Ser. 2007-336A, (AMBAC Insured), 3.50%, due 11/1/07	VMIG1		4,130	ñµe
11,125	OFallon Cert. Participation (Floaters), Ser. 2002-1396, (MBIA Insured), 3.52%, due 11/1/07	VMIG1		11,125	µr
3,950	St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck Markets, Inc.), Ser. 1985, (LOC: U.S. Bank), 3.50%, due 11/1/07	P-1		3,950	µß
				72,316
Montana (0.2%)
2,745	Montana St. Board of Investments Rev. (Muni. Fin. Cons. Act-Intercap), Ser. 1994, 3.85%, due 3/1/09 Putable 3/1/08	VMIG1		2,745	µ
2,000	Montana St. Board of Investments Rev. (Muni. Fin. Cons. Act-Intercap), Ser. 2000, 3.85%, due 3/1/25 Putable 3/1/08	VMIG1		2,000	µ
				4,745
Nebraska (0.3%)
5,215	Central Plains Energy Proj. Rev. (Nebgas Proj.), Ser. 2007-E09, (LOC: Wachovia Bank & Trust Co.), 3.34%, due 11/7/07		A-1+	5,215	µ

See Notes to Schedule of Investments 27

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Nevada (1.6%)
$1,900	ABN Amro Munitops Cert. Trust Rev., Ser. 2006, (MBIA Insured), 3.50%, due 11/1/07	VMIG1		$1,900	ñµa
1,065	Clark Co. Sch. Dist. (Merlots), Ser. 2006-D12, (AMBAC Insured), 3.34%, due 11/7/07		A-1+	1,065	µv
10,000	Henderson Hlth. Care Fac. Rev., Ser. 2007, (LOC: Citibank, N.A.), 3.51%, due 11/1/07	VMIG1		10,000	µ
9,660	JP Morgan Chase & Co. (Putters), Ser. 2006-1633P, (LOC: JP Morgan Chase), 3.64%, due 11/1/07			9,660	µ
3,300	Nevada St. G.O. (Floaters), Ser. 2000-344, (FGIC Insured), 3.50%, due 11/1/07	VMIG1		3,300	µs
4,265	Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005-1240, (AMBAC Insured), 3.50%, due 11/1/07		A-1+	4,265	µs
				30,190
New Hampshire (1.1%)
3,200	Cheshire Co. G.O. TANS, Ser. 2007, 3.75%, due 12/27/07			3,200
7,000	Merrimack Co. G.O. TANS, Ser. 2007, 4.05%, due 12/28/07			7,001
4,000	Merrimack Co. G.O. TANS, Ser. 2007, 4.25%, due 12/28/07			4,003
800	New Hampshire Hlth. & Ed. Fac. Au. Rev. (Seacoast Hospice), Ser. 2006, (LOC: Citizens Bank), 3.53%, due 11/1/07			800	µ
5,400	Strafford Co. G.O. TANS, Ser. 2007, 3.75%, due 12/31/07			5,400
				20,404
New Jersey (1.4%)
4,900	Allamuchy Township Board Ed. G.O. Temporary Notes, Ser. 2007, 4.00%, due 3/14/08			4,905
3,289	Highlands G.O. BANS, Ser. 2007, 4.00%, due 1/30/08			3,291
14,200	Hoboken G.O. BANS, Ser. 2007, 3.90%, due 9/12/08			14,212
4,840	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Comm. Options Inc. Proj.), Ser. 2007, (LOC: Wachovia Bank & Trust Co.), 3.50%, due 11/1/07			4,840	µß
				27,248
New York (0.6%)
1,900	Muni. Sec. Trust Cert., Ser. 2001, (LOC: Bear Stearns), 3.57%, due 11/1/07	VMIG1		1,900	ñµ
4,970	New York City Transitional Fin. Au. Rev., Ser. 2002-2A, (LOC: Dexia Credit Locale de France), 3.50%, due 11/1/07	VMIG1	A-1+	4,970	µ
4,515	New York G.O., Ser. 2004 H1, (LOC: Bank of New York), 3.50%, due 11/1/07	VMIG1	A-1+	4,515	µ
495	Sales Tax Asset Receivable Corp., Ser. 2006, (AMBAC Insured), 3.50%, due 11/1/07	VMIG1		495	µh
				11,880
North Carolina (0.5%)
1,990	Cabarrus Co. Cert. Participation, Ser. 2003-4520, (AMBAC Insured), 3.51%, due 11/1/07		A-1+	1,990	µi
2,485	Eclipse Funding Trust (Solar Eclipse-Union Co.), Ser. 2006-0155, (AMBAC Insured), 3.49%, due 11/1/07		A-1+	2,485	µu
3,600	North Carolina Med. Care Comm. Hlth. Care Fac. Rev. (Sisters of Mercy Svcs. Corp.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.48%, due 11/1/07	VMIG1		3,600	µß
1,270	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2000, (LOC: Merrill Lynch Capital Markets), 3.63%, due 11/1/07		A-1	1,270	µ
				9,345

See Notes to Schedule of Investments 28

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Ohio (4.3%)
$1,010	Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.), Ser. 1989, (LOC: Fifth Third Bank), 2.00%, due 5/1/12 Putable 11/1/07			$1,010	µß
3,455	Cleveland-Cuyahoga Co. Port Au. Ed. Fac. Rev. (Laurel Sch. Proj.), Ser. 2004, (LOC: Key Bank), 3.51%, due 11/1/07			3,455	µß
3,850	Deerfield Township G.O. BANS, Ser. 2006, 3.61%, due 11/29/07	MIG1		3,850
4,750	Hamilton G.O. BANS, Ser. 2007, 4.00%, due 9/11/08			4,760
1,100	Licking Co. Career & Technology Ed. Ctrs. G.O. BANS (Sch. Fac. Construction), Ser. 2007, 4.50%, due 9/10/08			1,107
3,500	Lucas Co. G.O. Purp. Imp. Notes, Ser. 2007-1, 4.00%, due 9/18/08	MIG1	SP-1+	3,510
4,660	Marysville G.O. BANS, Ser. 2007, 4.13%, due 6/5/08	MIG1		4,672
3,500	Marysville Tax Increment Fin. Rev. (Coleman's Crossing Rd.), Ser. 2007, (LOC: Fifth Third Bank), 4.25%, due 9/11/08			3,515
6,650	Muni. Sec. Trust Cert. G.O., Ser. 2001-133A, (FSA Insured), 3.49%, due 11/1/07		A-1	6,650	ñµe
2,830	Ohio St. G.O., Ser. 2005-7508, (LOC: Citibank, N.A.), 3.51%, due 11/1/07	VMIG1		2,830	µ
3,200	Ohio Univ. Gen. Receipts Athens BANS, Ser. 2007, 4.25%, due 1/16/08	MIG1		3,204
3,000	Richland Co. G.O. BANS (Correctional Fac.), Ser. 2007, 4.50%, due 2/21/08			3,007
660	Sidney City Sch. Dist. G.O. BANS (Energy Construction), Ser. 2006, 4.28%, due 11/29/07			660
1,200	Sidney City Sch. Dist. G.O. BANS (Sch. Construction), Ser. 2006, 4.07%, due 11/29/07			1,200
4,850	Stark Co. Port Au. Econ. Dev. Rev. (Vision FC LLC Proj.), Ser. 2007, (LOC: Fifth Third Bank), 3.47%, due 11/2/07			4,850	µ
19,500	Union Township Tax Increment Rev. BANS, Ser. 2007, 4.25%, due 9/17/08	MIG1		19,607
3,000	Univ. of Cincinnati Gen. Receipts Bonds BANS, Ser. 2007 C, 4.50%, due 1/24/08	MIG1	SP-1+	3,006
1,485	Univ. of Toledo Gen. Receipts Bonds, Ser. 2002, (FGIC Insured), 3.58%, due 11/1/07	VMIG1	A-1+	1,485	µu
7,300	Univ. of Toledo Gen. Receipts Bonds, Ser. 2001-SGA125, (FGIC Insured), 3.30%, due 11/7/07		A-1+	7,300	µt
2,330	Wickliffe BANS (Capital Improvements), Ser. 2007, 4.25%, due 12/6/07			2,331
				82,009
Oklahoma (1.5%)
5,995	Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser. 2007-301, (LOC: Bank of America), 3.52%, due 11/1/07	VMIG1		5,995	µ
22,000	Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank of America), 3.70%, due 5/15/17 Putable 11/15/07		A-1+	22,000	µ
				27,995
Oregon (0.7%)
1,000	Multnomah Co. Higher Ed. Rev. (Concordia Univ. Portland Proj.), Ser. 1999, (LOC: Key Bank), 3.63%, due 11/1/07	VMIG1		1,000	µß
6,315	Oregon Sch. Boards Assoc. Short-Term Borrowing Prog. Cert. Participation, Ser. 2007 A, 3.80%, due 5/30/08			6,315
5,545	Oregon St. Homeowner Rev. (Floaters), Ser. 2006-229, (LOC: Lloyd's Bank), 3.53%, due 11/1/07	VMIG1		5,545	µ
				12,860
Pennsylvania (3.3%)
14,125	Butler Co. Gen. Au. Rev. (Hampton Township Sch. Dist. Proj.), Ser. 2007, (FSA Insured), 3.46%, due 11/1/07			14,125	µv
12,270	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-247, (AMBAC Insured), 3.49%, due 11/1/07		A-1+	12,270	µk
2,115	Lawrence Co. Ind. Dev. Au. Rev. (Villa Maria Proj.), Ser. 2003, (LOC: Allied Irish Bank), 3.47%, due 11/1/07	VMIG1		2,115	µß
7,700	Muni. Sec. Trust Cert. Rev., Ser. 2007-7065, (AMBAC Insured), 3.50%, due 11/1/07	VMIG1		7,700	ñµe
21,530	Pennsylvania Econ. Dev. Fin. Au. Rev. (Merlots), Ser. 2007-F01, (LOC: Wachovia Bank & Trust Co.), 3.34%, due 11/7/07		A-1+	21,530	µ
5,000	St. Pub. Sch. Bldg. Au. Sch. Rev., Ser. 2006-566, (FSA Insured), 3.51%, due 11/1/07	VMIG1		5,000	µh
				62,740

See Notes to Schedule of Investments 29

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Puerto Rico (0.9%)
$2,900	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floater), Ser. 2007-1984, (LOC: Morgan Stanley), 3.50%, due 11/1/07		A-1+	$2,900	µ
13,500	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floaters), Ser. 2007-2019, (LOC: Morgan Stanley), 3.50%, due 11/1/07		A-1+	13,500	µ
				16,400
South Carolina (2.5%)
3,700	Charleston Ed. Excellence Fin. Corp. Rev., Ser. 2006-515, (LOC: Citibank, N.A.), 3.51%, due 11/1/07			3,700	µ
23,385	Greenville Co. Sch. Dist. Installment Purchase Ref. Rev. (Floaters), Ser. 2004-982, (LOC: Morgan Stanley), 3.50%, due 11/1/07		A-1+	23,385	µ
4,505	Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due 7/1/08			4,505
1,300	Macon Trust Var. St., Ser. 2007-303, (LOC: Bank of America), 3.52%, due 11/1/07	VMIG1		1,300	µ
5	Muni. Sec. Trust Cert. Rev., Ser. 2007-293A, (FSA Insured), 3.50%, due 11/1/07	VMIG1		5	ñµe
4,685	Three Rivers Solid Waste Au. Solid Waste Disp. Fac. Rev. BANS, Ser. 2007, 3.75%, due 6/1/08		SP-1+	4,685
9,365	Western Carolina Reg. Sewer Au. Sewer Sys. Rev., Ser. 2007-11123, (FSA Insured), 3.51%, due 11/1/07		A-1+	9,365	µh
				46,945
South Dakota (0.3%)
3,000	South Dakota St. Hlth. & Ed. Fac. Au. Rev. (Rapid City Regional Hosp.), Ser. 2003, (MBIA Insured), 3.58%, due 11/1/07	VMIG1		3,000	µßu
3,600	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.42%, due 11/7/07			3,600	µß
				6,600
Tennessee (2.4%)
600	Blount Co. Pub. Bldg. Au. (Gov't. Pub. Imp.), Ser. 2001 A-2F, (AMBAC Insured), 3.62%, due 11/1/07	VMIG1		600	µy
500	Blount Co. Pub. Bldg. Au. (Local Gov't. Pub. Imp.), Ser. 2001 A-1-D, (AMBAC Insured), 3.62%, due 11/1/07	VMIG1		500	µy
1,400	Memphis-Shelby Co. IDB Rev. (Medical Group, Inc.), Ser. 1999, (LOC: SunTrust Bank), 3.46%, due 11/1/07	P-1		1,400	µß
7,450	Metro. Gov't. Nashville & Davidson Co. IDB Multi-Family Hsg. Rev. (Spinnaker), Ser. 2002, (LOC: Fannie Mae), 3.30%, due 11/7/07		A-1+	7,450	µß
3,250	Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes Proj.), Ser. 2007-A6, 3.80%, due 4/1/10 Putable 4/1/08	MIG1		3,250	µ
450	Sevier Co. Pub. Bldg. Au. Rev. (Local Gov't. Pub. Imp.), Ser. 2002 (AMBAC Insured), 3.62%, due 11/1/07	VMIG1		450	µo
14,785	Tennessee Energy Acquisition Corp. Gas Rev. (Floaters), Ser. 2007-2020, (LOC: Morgan Stanley), 3.55%, due 11/1/07	VMIG1		14,785	µ
3,355	Tennessee Energy Acquisition Corp. Gas Rev. (Floaters), Ser. 2006-3646, (LOC: Merrill Lynch Capital Markets), 3.58%, due 11/1/07			3,355	µ
14,135	Tennessee Energy Acquisition Corp. Gas Rev. (Putters), Ser. 2007-2251, (LOC: JP Morgan Chase), 3.53%, due 11/1/07	VMIG1		14,135	µ
				45,925
Texas (18.0%)
11,675	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-30, (PSF Insured), 3.50%, due 11/1/07	VMIG1		11,675	ñµa
6,105	Aledo Independent Sch. Dist. (Floaters), Ser. 2005-2769, (PSF Insured), 3.58%, due 11/1/07			6,105	µr
6,345	Austin Convention Enterprises, Inc. Convention Ctr. (Putters), Ser. 2006-1614, (XLCA Insured), 3.50%, due 11/1/07		A-1+	6,345	µo
7,945	Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Merlots), Ser. 2007-G02, (LOC: Bank of New York), 3.34%, due 11/7/07		A-1+	7,945	µ

See Notes to Schedule of Investments 30

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$4,600	Austin Wtr. & Wastewater Sys. Rev. (Merlots), Ser. 2006-D10, (FSA Insured), 3.34%, due 11/7/07		A-1+	$4,600	µv
10,565	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2010, (LOC: Branch Banking & Trust Co.), 3.49%, due 11/1/07	VMIG1		10,565	µ
3,005	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2036, (LOC: Branch Banking & Trust Co.), 3.51%, due 11/1/07	VMIG1		3,005	µ
5,360	Beaumont G.O., Ser. 2006-2223, (CIFG Insured), 3.51%, due 11/1/07	VMIG1		5,360	µi
27,500	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-292, (LOC: Deutsche Bank), 3.53%, due 11/1/07		A-1+	27,500	µ
6,795	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1518B, (PSF Insured), 3.50%, due 11/1/07	VMIG1		6,795	µo
2,970	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1517B, (PSF Insured), 3.50%, due 11/1/07	VMIG1		2,970	µo
4,700	Eclipse Funding Trust (Solar Eclipse-Houston Independent Sch.), Ser. 2006-0019, (FSA Insured), 3.49%, due 11/1/07	VMIG1		4,700	ñµu
3,200	El Paso Independent Sch. Dist. (Putters), Ser. 2007-2230, (PSF Insured), 3.50%, due 11/1/07	VMIG1	A-1+	3,200	µo
4,345	Frenship Independent Sch. Dist. (Floaters), Ser. 2005, (PSF Insured), 3.58%, due 11/1/07			4,345	µk
6,480	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Putters), Ser. 2005-1018, (LOC: JP Morgan Chase), 3.49%, due 11/1/07	VMIG1	A-1+	6,480	µ
1,370	Hidalgo Co. G.O. (Merlots), Ser. 2007-C03, (FSA Insured), 3.34%, due 11/7/07		A-1+	1,370	µd
7,780	Keller Ind. Sch. Dist. G.O. (ABN Amro Munitops Cert. Trust), Ser. 2006-30, (PSF Insured), 3.50%, due 11/1/07	VMIG1		7,780	ñµa
5,270	Lufkin Hlth. Fac. Dev. Corp. Hlth. Sys. Ref. Rev. (Mem. Hlth. Sys. East Texas), Ser. 1998, 5.70%, due 2/15/28 Pre-Refunded 2/15/08			5,450	ß
15,585	Lufkin Hlth. Fac. Dev. Corp. Hlth. Sys. Ref. Rev. (Memorial Hlth. Sys.), Ser. 2005 A, (LOC: Allied Irish Bank PLC), 3.61%, due 11/1/07		A-1	15,585	µß
9,935	McKinney Independent Sch. Dist. (Floaters), Ser. 2006-26TP, (PSF Insured), 3.49%, due 11/1/07			9,935	µx
8,990	Muni. Sec. Trust Cert. G.O., Ser. 2000-9005A, (FSA Insured), 3.50%, due 11/1/07		A-1	8,990	ñµe
7,995	Muni. Sec. Trust Cert. G.O., Ser. 2007-312A, (LOC: Bear Stearns), 3.50%, due 11/1/07	VMIG1		7,995	ñµe
9,520	Muni. Sec. Trust Cert. G.O., Ser. 2007-315A, (FSA Insured), 3.50%, due 11/1/07	VMIG1		9,520	ñµe
3,775	Muni. Sec. Trust Cert. G.O., Ser. 2006-279A, (PSF Insured), 3.51%, due 11/1/07	VMIG1		3,775	ñµe
14,860	Muni. Sec. Trust Cert. G.O., Ser. 2007-338A, (PSF Insured), 3.51%, due 11/1/07	VMIG1		14,860	ñµe
8,450	Muni. Sec. Trust Cert. G.O., Ser. 2007-3082A, (MBIA Insured), 3.60%, due 11/1/07	VMIG1		8,450	ñµe
29,740	Munitops II Trust, Ser. 2007-63, (PSF Insured), 3.50%, due 11/1/07			29,740	µc
22,695	Munitops II Trust, Ser. 2007-67, (PSF Insured), 3.50%, due 11/1/07			22,695	ñµc
5,750	Puttable Floating Option Tax Exempt Receipts, Ser. 2007, (MBIA Insured), 3.58%, due 11/1/07			5,750	µr
8,190	Puttable Floating Option Tax Exempt Receipts (Lampasasa), Ser. 2007-4309, (PSF Insured), 3.52%, due 11/1/07			8,190	µr
9,230	Puttable Floating Option Tax Exempt Receipts (Leander Sch. Dist.), Ser. 2007-256, (PSF Insured), 3.53%, due 11/1/07			9,230	µr
5,105	San Antonio Wtr. Rev., Ser. 2006-7028, (MBIA Insured), 3.51%, due 11/1/07	VMIG1		5,105	µi
20,525	Texas Muni. Gas Acquisition & Supply Corp. II Gas Supply Rev., Ser. 2007-10014, (LOC: Dexia Credit Locale de France), 3.58%, due 11/1/07		A-1+	20,525	µ
24,745	Texas St. Turnpike Au. Central Turnpike Sys. Rev., Ser. 2007-10041, (AMBAC Insured), 3.51%, due 11/1/07		A-1+	24,745	µi
7,241	Texas St. Turnpike Au. Central Turnpike Sys. Rev. (Floaters), Ser. 2006-1408, (AMBAC Insured), 3.50%, due 11/1/07		A-1+	7,241	µs
3,520	Univ. of Texas Univ. Rev., Ser. 2007-1080, (LOC: Citigroup Global Markets), 3.51%, due 11/1/07	VMIG1		3,520	µ
				342,041

See Notes to Schedule of Investments 31

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Utah (0.8%)
$4,800	Central Wtr. Conservancy Dist. G.O., Ser. 1998 E, (AMBAC Insured), 3.31%, due 11/7/07	VMIG1	A-1+	$4,800	µp
2,950	Lehi Elec. Util. Rev., Ser. 2005, (FSA Insured), 3.37%, due 11/7/07			2,950	µl
8,500	Utah Trans. Au. Sales Tax Rev. (Floaters), Ser. 2007-63Z, (MBIA Insured), 3.50%, due 11/1/07			8,500	µm
				16,250
Vermont (0.2%)
3,400	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Middlebury College Proj.), Ser. 2002 B, 3.58%, due 11/1/32 Putable 11/1/07			3,400	µ
195	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Northeastern Hosp.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 3.55%, due 11/1/07	VMIG1		195	µß
				3,595
Virginia (3.0%)
26,280	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1002, (LOC: Branch Banking & Trust Co.), 3.61%, due 11/1/07	VMIG1		26,280	µ
15,265	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1004, (LOC: Branch Banking & Trust Co.), 3.61%, due 11/1/07	VMIG1		15,265	µ
7,500	ABN Amro Munitops. Cert. Trust Rev., Ser. 2005-48, (LOC: ABN Amro Bank N.V.), 3.50%, due 11/1/07	VMIG1		7,500	ñµ
7,050	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1006, (LOC: Branch Banking & Trust Co.), 3.61%, due 11/1/07	VMIG1		7,050	µ
				56,095
Washington (3.9%)
6,865	Deutsche Bank Spears/Lifers Trust Var. St. (Everett Hsg.), Ser. 2007-131, (LOC: Deutsche Bank), 3.73%, due 11/1/07			6,865	µ
3,700	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 3.63%, due 11/1/07		A-1+	3,700	µ
4,622	King Co. Swr. Rev. (Floaters), Ser. 2005-1091, (FSA Insured), 3.50%, due 11/1/07			4,622	µs
5,335	Muni. Sec. Trust Cert. G.O., Ser. 2007-301A, (AMBAC Insured), 3.50%, due 11/1/07			5,335	ñµe
12,335	NJB Prop. Lease Rev., Ser. 2007, (LOC: Citigroup Global Markets), 3.51%, due 11/1/07		A-1+	12,335	µ
3,175	Pierce Co. Sch. Dist. Number 010 Tacoma G.O. (Floaters), Ser. 2005-3316, (FSA Insured), 3.58%, due 11/1/07	VMIG1		3,175	µr
2,607	Port of Seattle Rev. (Floaters), Ser. 2002-739D, (FGIC Insured), 3.50%, due 11/1/07		A-1+	2,607	µs
7,240	Port of Seattle Rev. (Floaters), Ser. 2006-3499, (XLCA Insured), 3.52%, due 11/1/07			7,240	µr
7,745	Seattle Museum Dev. Au. Spec. Oblig. Rev. (Merlots), Ser. 2005-D03, (LOC: Wachovia Bank & Trust Co.), 3.34%, due 11/7/07		A-1+	7,745	µ
17,000	Washington St. Hlth. Care Fac. Au. Rev. (Swedish Hlth. Svcs.), Ser. 2006, (LOC: Citibank, N.A.), 3.34%, due 11/7/07	VMIG1	A-1+	17,000	µß
1,000	Washington St. Hsg. Fin. Commission Non-Profit Rev. (St. Vincent de Paul Proj.), Ser. 2000 A, (LOC: Wells Fargo Bank & Trust Co.), 3.44%, due 11/1/07		A-1+	1,000	µß
1,800	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 3.63%, due 11/1/07	VMIG1		1,800	µß
				73,424

See Notes to Schedule of Investments 32

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Wisconsin (4.0%)
$3,000	Antigo Unified Sch. Dist. TRANS, Ser. 2006, 3.85%, due 11/1/07			$3,000
1,560	Appleton Waterworks Rev., Ser. 2007-A, (MBIA Insured), 4.00%, due 1/1/08			1,561
19,310	Eclipse Funding Trust Var. St. (Solar Eclipse-Wisconsin St.), Ser. 2007-0004, (FSA Insured), 3.50%, due 11/1/07		A-1+	19,310	µu
6,500	Muni. Sec. Trust Cert. Rev., Ser. 2007-335, (LOC: Bear Stearns), 3.50%, due 11/1/07	VMIG1		6,500	ñµ
4,250	New Richmond Sch. Dist. BANS, Ser. 2007, 4.13%, due 6/6/08	MIG1		4,255
3,000	Wisconsin Sch. Dist. Cash Flow Management Prog. Cert. Participation, Ser. 2006 B, 4.25%, due 11/1/07	MIG1		3,000
500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Alverno College Proj.), Ser. 1997, (LOC: Allied Irish Bank), 3.63%, due 11/1/07	VMIG1		500	µß
4,125	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Blood Ctr.), Ser. 1994 A, (LOC: Marshall & Ilsley), 3.29%, due 11/7/07		A-1	4,125	µß
3,145	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Concordia Univ. of Wisconsin, Inc. Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 3.54%, due 11/1/07			3,145	µß
3,175	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Edgewood College), Ser. 2006, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	3,175	µß
8,090	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2003-858, (MBIA Insured), 3.52%, due 11/1/07			8,090	µp
12,100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Fort Healthcare Inc.), Ser. 2007 A, (LOC: JP Morgan Chase), 3.61%, due 11/1/07		A-1+	12,100	µß
1,390	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen Lutheran), Ser. 2000 A, (FSA Insured), 3.58%, due 11/1/07		A-1+	1,390	µßl
1,400	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Lutheran College Proj.), Ser. 2003, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	1,400	µß
3,100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Prohealth Inc.), Ser. 2001 B, (AMBAC Insured), 3.58%, due 11/1/07	VMIG1	A-1+	3,100	µoß
935	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Riverview Hosp. Assoc.), Ser. 2001, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	935	µß
				75,586
	Total Investments (99.2%)			1,883,799
	Cash, receivables and other assets, less liabilities (0.8%)			14,359
	Total Net Assets (100.0%)			$1,898,158

See Notes to Schedule of Investments 33

Schedule of Investments Municipal Master Series

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Alabama (0.2%)
$988	Birmingham Pub. Park & Rec. Board Rev., Ser. 1997, (LOC: AmSouth Bank), 3.58%, due 11/1/07			$988	µß
Arizona (1.5%)
8,995	RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater Cert.), Ser. 2007 C-6, (LOC: Royal Bank of Canada), 3.57%, due 11/1/07	VMIG1		8,995	µ
Arkansas (1.4%)
8,560	Morgan Keegan Muni. Prod., Inc. Var. St. Trust Receipts, Ser. 2006 D, (LOC: IXIS Funding Corp.), 3.57%, due 11/1/07		A-1+	8,560	µq
California (5.6%)
1,335	California Statewide Comm. Dev. Corp. Rev. (RL Group LLC), Ser. 1998 C, (LOC: Mellon 1st Business Bank), 3.40%, due 11/7/07			1,335	µß
5,000	Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant Hill BART Transit), Ser. 2006 A, 3.95%, due 4/15/46 Putable 12/20/07			5,002	ß
1,605	Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007-386, (FGIC Insured), 3.63%, due 11/1/07			1,605	µk
22,010	Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007-116, (LOC: Deutsche Bank), 3.71%, due 11/1/07			22,010	µ
4,890	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2006, (LOC: Merrill Lynch Capital Markets), 3.65%, due 11/1/07			4,890	µ
				34,842
Colorado (1.5%)
1,000	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.70%, due 12/1/07		A-1+	1,000	µ
2,225	Colorado Hsg. & Fin. Au. Econ. Dev. Rev. (Kapteyn-Murnane Labs Inc.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 3.63%, due 11/1/07			2,225	µ
4,110	Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007, (MBIA Insured), 3.52%, due 11/1/07		A-1+	4,110	µk
1,995	El Paso Co. Single Family Mtge. Rev. (Merlots), Ser. 2007 C44, (LOC: Government National Mortgage Association), 3.39%, due 11/7/07	VMIG1		1,995	µd
				9,330
Delaware (0.1%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank), 3.40%, due 11/7/07	VMIG1		450	µ
District of Columbia (1.8%)
5,000	Metro. Washington DC Arpts. Au. Sys. Rev. (Merlots), Ser. 2007-B01, (FGIC Insured), 3.39%, due 11/7/07		A-1+	5,000	µv
6,000	Metro. Washington DC Arpts. Au. Sys. Rev. (Merlots), Ser. 2007-C96, (MBIA Insured), 3.39%, due 11/7/07		A-1+	6,000	µd
				11,000

See Notes to Schedule of Investments 34

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Florida (4.3%)
$2,400	Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007-351, (AMBAC Insured), 3.57%, due 11/1/07		A-1+	$2,400	µk
5,505	Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007, (MBIA Insured), 3.57%, due 11/1/07			5,505	µk
3,250	Florida Dev. Fin. Corp. IDR (4504 30th Street West LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			3,250	µ
960	Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC: Wachovia Bank & Trust Co.), 3.40%, due 11/7/07	VMIG1	A-1+	960	µ
690	Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000 E, (LOC: Bank of America), 3.44%, due 11/7/07	VMIG1		690	µß
1,090	Orange Co. Hsg. Fin. Au. Multi-Family Rev. (Putters), Ser. 2005-1179, (LOC: JP Morgan Chase), 3.55%, due 11/1/07	VMIG1		1,090	µ
12,815	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-1497, (LOC: Merrill Lynch Capital Markets), 3.73%, due 11/1/07		A-1	12,815	µ
				26,710
Georgia (4.2%)
1,000	Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA Insured), 3.39%, due 11/7/07	VMIG1		1,000	µv
4,000	Atlanta Arpt. Rev. (Merlots), Ser. 2000 CCC, (FGIC Insured), 3.39%, due 11/7/07	VMIG1		4,000	µv
1,800	Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev. (Capitol Gateway Apts.), Ser. 2005, (LOC: Bank of America), 3.54%, due 11/1/07		A-1+	1,800	µß
355	Canton Hsg. Au. Multi-Family Rev. (Canton Mill Lofts Proj.), Ser. 1999, (LOC: Branch Banking &Trust Co.), 3.58%, due 11/1/07		A-1+	355	µß
2,450	Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07	VMIG1		2,450	µß
2,000	Cartersville Dev. Au. IDR (Bliss & Laughlin), Ser. 1988, (LOC: Bank of America), 3.59%, due 11/1/07			2,000	µß
7,900	Cobb Co. Hsg. Au. Multi-Family Hsg. Rev. (Woodchase Village Apts. Proj.), Ser. 2003, (LOC: Regions Bank), 3.55%, due 11/1/07	VMIG1		7,900	µß
1,015	Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldg.), Ser. 1997, (LOC: JP Morgan Chase), 3.73%, due 11/1/07			1,015	µß
2,405	Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			2,405	µß
1,035	Gwinnett Co. Dev. Au. IDR (Color Image Inc. Proj.), Ser. 1999, (LOC: SouthTrust Bank), 3.58%, due 11/1/07			1,035	µß
2,250	Jasper Co. Dev. Au. IDR (PermaTherm, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			2,250	µß
				26,210
Idaho (4.3%)
14,115	Idaho Hsg. & Fin. Assoc. Single Family Mtge. Rev., Ser. 2007-11192, (LOC: Citibank, N.A.), 3.59%, due 11/1/07	VMIG1		14,115	µ
12,695	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4049, (LOC: Merrill Lynch Capital Markets), 3.61%, due 11/1/07	VMIG1		12,695	µ
				26,810

See Notes to Schedule of Investments 35

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Illinois (12.8%)
$2,440	Aurora IDR (FIS Aurora Invest LLC Proj.), Ser. 2001 A, (LOC: National City Bank), 3.56%, due 11/1/07			$2,440	µß
10,570	Aurora Single Family Mtge. Rev., Ser. 2007-10213, (LOC: Government National Mortgage Association), 3.59%, due 11/1/07		A-1+	10,570	µi
7,395	Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007 E04, (LOC: Government National Mortgage Association), 3.39%, due 11/7/07		A-1+	7,395	µd
2,900	Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007 C55, (LOC: Government National Mortgage Association), 3.39%, due 11/7/07		A-1+	2,900	µd
4,500	Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC: Charter One Bank), 3.56%, due 11/1/07			4,500	µ
2,920	Chicago IDR (Evans Food Prod. Co. Proj.), Ser. 1998, (LOC: LaSalle National Bank), 3.55%, due 11/1/07		A-1+	2,920	µ
1,160	Chicago Multi-Family Hsg. Rev. (Churchview Supportive Living Fac.), Ser. 2003, (LOC: Harris Trust & Savings Bank), 3.58%, due 11/1/07	VMIG1		1,160	µß
7,245	Chicago O'Hare Int'l. Arpt. Rev. (Putters), Ser. 2005-844Z, (MBIA Insured), 3.55%, due 11/1/07		A-1+	7,245	µo
2,500	Chicago Single Family Mtge. Rev., Ser. 2007 2F, (LOC: Government National Mortgage Association), 3.93%, due 7/1/08			2,500	[f]
4,000	Chicago Single Family Mtge. Rev., Ser. 2007 2D, (LOC: Government National Mortgage Association), 3.95%, due 7/1/08			4,000	[j]
2,011	Decatur Park Dist. G.O., Ser. 2007 B, 4.25%, due 12/15/07			2,012
1,639	Dundee Township Park Dist. G.O., Ser. 2006, 4.35%, due 12/1/07			1,640
1,400	Elgin IDR (Bailey Dev. LLC Proj.), Ser. 1996 A, (LOC: LaSalle National Bank), 3.60%, due 11/1/07		A-1+	1,400	µß
1,500	Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002, (LOC: LaSalle National Bank), 3.63%, due 11/1/07		A-1+	1,500	µß
4,150	Illinois Dev. Fin. Au. IDR (Amtex Steel, Inc. Proj.), Ser. 1999, (LOC: LaSalle National Bank), 3.55%, due 11/1/07		A-1+	4,150	µß
700	Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC: Bank One), 3.73%, due 11/1/07			700	µß
915	Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001, (LOC: Fifth Third Bank), 3.56%, due 11/1/07			915	µß
4,570	Illinois Dev. Fin. Au. IDR (Trim-Rite Food Corp. Proj.), Ser. 2000, (LOC: Fifth Third Bank), 3.54%, due 11/2/07			4,570	µß
700	Illinois Dev. Fin. Au. Rev. (American Academy), Ser. 2001, (LOC: Bank One), 3.55%, due 11/1/07			700	µß
500	Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005 A, (LOC: JP Morgan Chase), 3.73%, due 11/1/07			500	µß
3,400	Illinois Fin. Au. IDR (Injection Plastic Corp.), Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.), 3.43%, due 11/7/07			3,400	µß
1,000	Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.56%, due 11/1/07			1,000	µß
930	Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC: Bank One), 3.59%, due 11/1/07	VMIG1		930	µß
7,500	Illinois Fin. Au. Rev. (Reliable Materials Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 3.44%, due 11/7/07		A-1	7,500	µß
2,620	Upper Illinois River Valley Dev. Au. IDR (Advanced Drainage Sys.), Ser. 2002, (LOC: National City Bank), 3.56%, due 11/1/07			2,620	µß
				79,167

See Notes to Schedule of Investments 36

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Indiana (5.1%)
$2,000	Bartholomew Cons. Sch. Corp. Ind. Tax Anticipation Warrants, Ser. 2007, 4.00%, due 12/31/07			$2,001
2,680	Concord Comm. Sch. Tax Anticipation Warrants, Ser. 2007, 3.90%, due 12/31/07			2,681
2,970	Crawfordsville Econ. Dev. Ref. Rev. (Pedcor Investments-Shady), Ser. 1993, (LOC: Federal Home Loan Bank), 3.55%, due 11/1/07	VMIG1		2,970	µß
3,540	Elkhart Co. Econ. Dev. Rev. (Carriage, Inc. Proj.), Ser. 2006, (LOC: National City Bank), 3.56%, due 11/1/07			3,540	µ
585	Elkhart Co. Econ. Dev. Rev. (Pinnacle Bldg. Sys. Corp.), Ser. 1999, (LOC: Bank One Indiana N.A.), 3.58%, due 11/7/07			585	µß
1,400	Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due 12/31/07			1,400
500	Hammond Econ. Dev. Rev. (A.M. Castle & Co. Proj.), Ser. 1994, (LOC: Bank of America), 3.73%, due 11/1/07			500	µß
3,695	Indiana St. Fin. Au. Wtr. Fac. Rev., Ser. 2006-111, (AMBAC Insured), 3.53%, due 11/1/07	VMIG1	A-1+	3,695	µc
2,650	Johnson Co. Tax Anticipation Warrants, Ser. 2007, 4.35%, due 12/31/07			2,653
970	Kendallville Econ. Dev. Rev. (Metal Shred Ind. Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.54%, due 11/2/07			970	µß
1,890	Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 3.55%, due 11/1/07	VMIG1		1,890	µß
1,069	La Porte Co. Econ. Dev. Rev. (Pedcor Investments-Woodland Crossing Apt.), Ser. 1994, (LOC: Federal Home Loan Bank), 3.56%, due 11/1/07	VMIG1		1,069	µß
2,600	La Porte Co. Econ. Dev. Rev. (Van Air Proj.), Ser. 2007, (LOC: LaSalle National Bank), 3.60%, due 11/1/07			2,600	µß
1,087	Noblesville Econ. Dev. Rev. (Princeton Lakes Apts. Proj.), Ser. 2003 B, (LOC: Federal Home Loan Bank), 3.57%, due 11/1/07		A-1+	1,087	µ
1,105	North Vernon Econ. Dev. Rev. (Oak Meadows Apt. Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 3.40%, due 11/7/07		A-1+	1,105	µß
2,150	Spencer Owen Comm. Schs. Tax Anticipation Warrants, Ser. 2007, 3.90%, due 12/31/07			2,150
500	Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette Venetian Blind), Ser. 2004, (LOC: PNC Bank), 3.56%, due 11/1/07			500	µß
				31,396
Iowa (1.5%)
400	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.42%, due 11/7/07			400	µß
6,315	Muni. Sec. Trust Cert. G.O., Ser. 2007 7042A, (LOC: Government National Mortgage Association), 3.55%, due 11/1/07	VMIG1		6,315	ñµe
2,215	Sergeant Bluff IDR (Sioux City Brick & Tile Proj.), Ser.1996, (LOC: U.S. Bank), 3.59%, due 11/1/07			2,215	µß
				8,930
Kansas (0.6%)
3,925	Junction City G.O., Ser. 2007 A, 5.00%, due 6/1/08			3,947

See Notes to Schedule of Investments 37

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Kentucky (2.3%)
$200	Bardstown Ind. Rev. (JAV Invt. LLC Proj.), Ser. 2001, (LOC: Bank One Michigan), 3.73%, due 11/1/07			$200	µß
2,790	Boone Co. Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.), Ser. 2005, (LOC: Fifth Third Bank), 3.54%, due 11/2/07			2,790	µß
2,700	Boone Co. Ind. Bldg. Rev. (Kiswel, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07	VMIG1		2,700	µß
2,665	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 3.90%, due 2/1/08			2,665	µ
4,000	Fulton Co. Ind. Bldg. Rev. (Burke-Parsons-Bowlby Corp.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			4,000	µß
1,800	Lexington-Fayette Urban Co. Arpt. Corp. Rev. Ref. (1st Mtg.), Ser. 1998 C, (MBIA Insured), 3.63%, due 11/1/07	VMIG1		1,800	µl
315	Trimble Co. Econ. Dev. Rev. (Synthetic Materials Proj.), Ser. 2000, (LOC: Citizens Bank), 3.60%, due 11/1/07			315	µß
				14,470
Louisiana (1.9%)
300	Ascension Parish Rev. (BASF Corp. Proj.), Ser. 1998, 3.69%, due 11/1/07	P-1		300	µß
1,000	Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			1,000	µß
4,940	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-137, (LOC: Deutsche Bank), 3.71%, due 11/1/07			4,940	µ
3,310	Louisiana HFA Single Family Mtge. Rev. (Floaters), Ser. 2006-1566, (LOC: Depfa Bank), 3.55%, due 11/1/07		A-1+	3,310	µs
2,000	Louisiana Local Gov't. Env. Facs. & Comm. Dev. Rev. (SRL Holdings LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			2,000	µß
				11,550
Maine (1.1%)
6,000	Maine St. Hsg. Au. Mtge. Purchase Bonds, Ser. 2007 F, 3.85%, due 11/15/34 Putable 9/22/08	VMIG1	A-1+	6,000
500	Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC: Fleet National Bank), 3.90%, due 12/15/07			500	µß
				6,500
Maryland (1.8%)
1,660	Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 3.70%, due 11/1/07		A-1+	1,660	µ
9,280	Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev., Ser. 2007 2078, (LOC: Wells Fargo Bank), 3.55%, due 11/1/07	VMIG1		9,280	µ
				10,940
Massachusetts (1.4%)
3,000	Cape Cod Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 7/31/08			3,001
2,400	Greater Attleboro-Taunton Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 8/22/08			2,402
1,150	Massachusetts St. HFA, Ser. 2005 A, (FSA Insured), 3.85%, due 6/1/08			1,150
1,975	Massachusetts St. Ind. Fin. Agcy. Rev. (Sr. Living Fac.-Forge Hill Proj.), Ser. 1998, 6.75%, due 4/1/30 Pre Refunded 4/1/08			2,044	ß
				8,597

See Notes to Schedule of Investments 38

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Michigan (1.1%)
$1,000	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-2, (LOC: Government National Mortgage Association), 3.54%, due 11/1/07	VMIG1		$1,000	µa
5,600	Michigan St. Hsg. Dev. Au. Ltd. Oblig. Multi-Family Hsg. Rev. (Benton Harbor Proj.), Ser. 2006, (LOC: Fifth Third Bank), 4.35%, due 6/1/41 Putable 7/1/08	VMIG1		5,604	ß
				6,604
Minnesota (1.6%)
100	Blaine IDR (SUPERVALU, Inc. Proj.), Ser. 1993, (LOC: Wachovia Bank & Trust Co.), 3.42%, due 11/7/07			100	µß
5,600	Dakota Co. Comm. Dev. Agcy. Multi-Family Hsg. Rev. (Brentwood Hills Apts. Proj.), Ser. 2003 A, (LOC: LaSalle National Bank), 3.68%, due 11/1/07	VMIG1		5,600	µß
2,415	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 3.53%, due 11/1/07	VMIG1		2,415	µß
280	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 3.63%, due 11/1/07	VMIG1		280	µß
500	Rush City IDR (Plastech Corp. Proj.), Ser. 1999, (LOC: U.S. Bank), 3.73%, due 11/1/07			500	µ
1,155	St. Paul Hsg. & Redev. Au. Rev. (Goodwill/Easter Seals Proj.), Ser. 2000, (LOC: U.S. Bank), 3.64%, due 11/1/07			1,155	µß
100	Woodbury Private Sch. Fac. Rev. (St. Ambrose Proj.), Ser. 1999, (LOC: U.S. Bank), 3.47%, due 11/7/07			100	µß
				10,150
Missouri (0.8%)
1,000	Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court Proj.), Ser. 1989, (LOC: Commerce Bank N.A.), 3.58%, due 11/1/07		A-1	1,000	µ
300	Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 3.73%, due 11/1/07			300	µß
100	Jefferson Co. Ind. Dev. Au. Ind. Rev. (GHF Holdings LLC Proj.), Ser. 1994, (LOC: LaSalle National Bank), 3.73%, due 11/1/07			100	µß
4,000	Missouri St. Env. Imp. & Energy Res. Au. Env. Imp. Rev. (UtiliCorp United, Inc. Proj.), Ser. 1993, (LOC: Citibank, N.A.), 3.58%, due 11/7/07	P-1	A-1+	4,000	µß
				5,400
Montana (1.9%)
9,965	Montana St. Board Hsg. (Merlots), Ser. 2007-H11, (LOC: Wachovia Bank & Trust Co.), 3.39%, due 11/7/07		A-1+	9,965	µ
2,000	Montana St. Board of Investments Rev. (Muni. Fin. Cons. Act-Intercap), Ser. 1994, 3.85%, due 3/1/09 Putable 3/1/08	VMIG1		2,000	µ
				11,965
Nebraska (0.1%)
400	Norfolk IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.42%, due 11/7/07			400	µß
Nevada (0.2%)
1,495	Clark Co. IDR (Floaters), Ser. 2007-1843, (AMBAC Insured), 3.50%, due 11/1/07		A-1+	1,495	µs

See Notes to Schedule of Investments 39

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
New Hampshire (0.7%)
$1,200	Cheshire Co. G.O. TANS, Ser. 2007, 3.75%, due 12/27/07			$1,200
1,500	Merrimack Co. G.O. TANS, Ser. 2007, 4.25%, due 12/28/07			1,501
1,660	New Hampshire St. Hsg. Fin. Au. Multi-Family Rev. (Floaters), Ser. 2006-3438, (LOC: Merrill Lynch Capital Markets), 3.61%, due 11/1/07	VMIG1		1,660	µ
				4,361
New Jersey (1.4%)
7,665	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Stamato Realty LLC Proj.), Ser. 2001, (LOC: Comerica Bank), 3.65%, due 11/1/07			7,665	µß
705	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC: Bank of New York), 3.45%, due 11/7/07			705	µß
				8,370
New Mexico (1.5%)
225	Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC: America National Bank & Trust Co.), 3.73%, due 11/1/07			225	µß
9,045	New Mexico Ed. Assist. Foundation (Merlots), Ser. 2002-A26, (LOC: Wachovia Bank & Trust Co.), 3.39%, due 11/7/07	VMIG1		9,045	µ
				9,270
New York (0.3%)
1,806	Rev. Bond Cert. Ser. Trust Var. St., (Sterling Park), Ser. 2006-6, (AIG Insured), 3.65%, due 11/1/07			1,806	µ
North Carolina (0.9%)
1,550	Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev. (Riley Technologies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			1,550	µß
2,000	Lincoln Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind. Dev. (Sabo USA, Inc. Proj.), Ser. 2007, (LOC: LaSalle National Bank), 3.58%, due 11/1/07	VMIG1		2,000	µß
1,675	North Carolina HFA, Ser. 2002, (LOC: Citibank, N.A.), 3.59%, due 11/1/07	VMIG1		1,675	µ
				5,225
North Dakota (0.3%)
800	Bismarck IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1995, (LOC: Wachovia Bank & Trust Co.), 3.42%, due 11/7/07			800	µß
1,000	North Dakota HFA Rev. (Fin. Prog. Home Mtge.), Ser. 2004 B, (LOC: KBC Bank N.V.), 3.32%, due 11/7/07	VMIG1		1,000	µ
				1,800
Ohio (2.1%)
1,750	American Muni. Pwr. BANS (Montpelier Proj.), Ser. 2007, 3.95%, due 7/3/08			1,750
2,060	American Muni. Pwr. BANS (Shelby Proj.), Ser. 2006, 3.70%, due 11/15/07			2,060
1,775	Marion Co. IDR (Mid Ohio Packaging Co. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 3.61%, due 11/1/07			1,775	µ
1,910	Marysville Wtr. & Swr. G.O. BANS, Ser. 2007, 4.50%, due 1/24/08			1,914
1,800	Revenue Bond Cert. Ser. Trust Var. St. (Park Trails), Ser. 2007-3 (AIG Insured), 3.65%, due 11/1/07			1,800	ñµ
115	Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC: JP Morgan Chase), 3.88%, due 11/1/07			115	µß
1,445	Vandalia Land Acquisition G.O. BANS, Ser. 2007, 3.88%, due 8/22/08			1,445
1,155	Warren Co. IDR (PAC Mfg. Proj.), Ser. 2000, (LOC: Bank of America), 3.68%, due 11/1/07		A-1+	1,155	µß
946	Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC: National City Bank), 3.56%, due 11/1/07			946	µß
				12,960

See Notes to Schedule of Investments 40

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Oregon (0.1%)
$705	Marion Co. Hsg. Au. Rev. (Residence at Marian), Ser. 1997, (LOC: U.S. Bank), 3.63%, due 11/1/07		A-1+	$705	µß
Pennsylvania (4.0%)
3,900	Allegheny Co. Residential Fin. Au. Single Family Mtge. Rev., Ser. 2004 PP, (LOC: Government National Mortgage Association), 3.50%, due 11/1/07	VMIG1		3,900	[z]
4,525	Blair Co. Ind. Dev. Au. Rev. (NCP, Inc. Proj.), Ser. 2002, (LOC: NPC Bank), 3.56%, due 11/1/07			4,525	µ
4,000	Crawford Co. Ind. Dev. Au. Rev. (Acutec Precision), Ser. 2007, (LOC: National City Bank), 3.56%, due 11/1/07			4,000	µß
3,200	Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			3,200	µß
2,805	Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.), Ser. 2006, (LOC: Wachovia Bank & Trust Co.), 3.60%, due 11/1/07			2,805	µß
3,425	Montgomery Co. Ind. Dev. Au. Rev. (RAF Pennsburg Proj.), Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.), 3.55%, due 11/1/07	VMIG1		3,425	µß
3,000	Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 1995 D7, (LOC: PNC Bank), 3.52%, due 11/1/07			3,000	µ
				24,855
Rhode Island (0.2%)
1,080	Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components Proj.), Ser. 2000, (LOC: Bank of America), 3.45%, due 11/7/07		A-1+	1,080	µß
South Carolina (2.7%)
2,775	Jasper Co. BANS, Ser. 2007, 4.25%, due 2/15/08			2,778
3,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Advanced Composite Materials), Ser. 2007, (LOC: National Bank of South Carolina), 3.55%, due 11/1/07			3,000	µ
1,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Blue Ridge Log Cabins LLC), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07	VMIG1		1,000	µß
1,985	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (DCS Diversified Coating), Ser. 2002, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07	VMIG1		1,985	µß
500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Mancor Ind., Inc. Proj.), Ser. 1999, (LOC: PNC Bank), 3.56%, due 11/1/07			500	µß
4,125	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Woodhead LLC Proj.), Ser. 2007 A, (LOC: Columbus Bank & Trust), 3.53%, due 11/1/07			4,125	µß
50	South Carolina Jobs Econ. Dev. Au. IDR (Florence RHF Hsg. Proj.), Ser. 1987 A, (LOC: Wachovia Bank & Trust Co.), 3.60%, due 11/7/07			50	µß
3,420	Three Rivers Solid Waste Au. Solid Waste Disposal Fac. Ref. Rev. BANS, Ser. 2007, 3.72%, due 1/15/08		SP-1+	3,420
				16,858
South Dakota (0.0%)
125	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 3.42%, due 11/7/07			125	µß
80	Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S. Bank), 3.64%, due 11/1/07			80	µß
				205

See Notes to Schedule of Investments 41

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Tennessee (3.5%)
$3,785	Franklin Co. Ind. Dev. Board IDR (Zanini Proj.), Ser. 2005 B, (LOC: Regions Bank), 3.57%, due 11/1/07	VMIG1		$3,785	µß
11,410	Morgan Keegan Muni. Prod. Inc. Var. St. Rev., Ser. 2007 F, (LOC: BNP Paribas), 3.57%, due 11/1/07		A-1+	11,410	µ
2,110	Rutherford Co. IDB IDR (Tenn. Farmers Coop. Proj.), Ser. 1999, (LOC: AMSouth Bank), 3.58%, due 11/1/07			2,110	µß
3,200	Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Lexington), Ser. 2005 A, (LOC: Fannie Mae), 3.63%, due 11/1/07	VMIG1		3,200	µ
300	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 A, (LOC: Citizens Bank), 3.60%, due 11/1/07			300	µß
730	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 C, (LOC: Citizens Bank), 3.60%, due 11/1/07			730	µß
				21,535
Texas (12.1%)
4,660	Alliance Arpt. Au. Inc. Spec. Fac. Rev. (Floaters), Ser. 2007-2088, (LOC: Wells Fargo & Co.), 3.58%, due 11/1/07		A-1+	4,660	µ
615	Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac. Baptist Care, Inc.), Ser. 1998, (LOC: Broadway National Bank), 3.68%, due 11/1/07	VMIG1		615	µßg
5,625	Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev., Ser. 2007-749CE, (LOC: Citigroup Global Markets), 3.63%, due 11/1/07	VMIG1		5,625	µ
20,000	Brazos River Harbor Navigation Dist. Brazoria Co. Rev. (BASF Corp. Proj.), Ser. 2001, 3.63%, due 11/7/07		A-1+	20,000	µß
1,300	Dallas Fort Worth Int'l Arpt. Rev. (Putters), Ser. 2004-385, (FGIC Insured), 3.55%, due 11/1/07	VMIG1	A-1+	1,300	µo
5,095	Dallas Fort Worth Int'l Arpt. Rev. (Putters), Ser. 2007-2236, (XLCA Insured), 3.55%, due 11/1/07	VMIG1		5,095	µo
5,140	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-366, (AMBAC Insured), 3.57%, due 11/1/07		A-1+	5,140	µk
1,600	Haltom City Ind. Dev. Corp. Rev. (Molded Prod. Co. Proj.), Ser. 1995, (LOC: Bank of America), 3.45%, due 11/7/07		A-1+	1,600	µß
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, 5.46%, due 11/1/07			4,263	µ
9,000	Port of Houston Au. Harris Co. (Putters), Ser. 2007-2173, (MBIA Insured), 3.55%, due 11/1/07		A-1+	9,000	µo
1,200	Port of Port Arthur Navigation Dist. Rev. (Fina Oil & Chemical Co. Proj.), Ser. 1998, 3.64%, due 11/1/07	VMIG1		1,200	µß
8,200	Tarrant Co. Hsg. Fin. Corp. Rev. (Floaters), Ser. 2007-2050, (LOC: Government National Mortgage Association), 3.55%, due 11/1/07		A-1+	8,200	µs
7,970	Victory Street Pub. Fac. Corp. Multi-Family Rev., Ser. 2007-832CE, (LOC: Citigroup Global Markets), 3.63%, due 11/1/07	VMIG1		7,970	µ
				74,668
Vermont (1.0%)
6,000	Vermont HFA Multi. Purp. Notes, Ser. 2007 D, (LOC: Calyon Bank), 3.85%, due 9/25/08			6,000

See Notes to Schedule of Investments 42

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
Virginia (3.4%)
$2,500	Amherst Co. Econ. Dev. Au. IDR (Englands Stove Works Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			$2,500	µß
7,050	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1006, (LOC: Branch Banking & Trust Co.), 3.61%, due 11/1/07	VMIG1		7,050	µ
2,210	Southampton Co. Ind. Dev. Au. Rev. (Feridies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07			2,210	µß
3,000	Sussex Co. Ind. Dev. Au. IDR (McGill Env. Sys.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.58%, due 11/1/07	VMIG1		3,000	µß
2,865	Tazewell Co. Ind. Dev. Au. Rev. (Jennmar Corp., Inc.), Ser. 2007, (LOC: PNC Bank), 3.56%, due 11/1/07			2,865	µß
1,865	Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006 C07, (LOC: Bank of New York), 3.39%, due 11/7/07		A-1+	1,865	µ
1,380	Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast of America), Ser. 1989, (LOC: Bayerische Hypo-und Vereinsbank AG), 3.59%, due 11/1/07			1,380	µß
				20,870
Washington (1.2%)
7,395	Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev., Ser. 2007-10003CE, (LOC: Citigroup Global Markets), 3.63%, due 11/1/07	VMIG1		7,395	µ
300	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 3.63%, due 11/1/07	VMIG1		300	µß
				7,695
Wisconsin (4.9%)
2,000	Antigo Unified Sch. Dist.TRANS, Ser. 2007, 3.60%, due 10/30/08			2,001
425	Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank One), 3.58%, due 11/7/07			425	µß
19,945	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4391, (LOC: Dexia Credit Locale de France), 3.57%, due 11/1/07	VMIG1		19,945	µ
1,800	Superior IDR (AMSOIL Inc. Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 3.53%, due 11/1/07		A-1+	1,800	µ
6,000	Whitehall IDR (Whitehall Specialties), Ser. 2007, (LOC: JP Morgan Chase), 3.59%, due 11/1/07			6,000	µß
200	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc. Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 3.63%, due 11/1/07		A-1	200	µß
				30,371
	Total Investments (99.4%)			614,040
	Cash, receivables and other assets, less liabilities (0.6%)			3,520
	Total Net Assets (100.0%)			$617,560

See Notes to Schedule of Investments 43

Notes to Schedule of Investments Institutional Liquidity Trust

††  Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

@@  Municipal securities held by Tax-Exempt Master Series and Municipal Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 87% and 91% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

‡‡  Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Master Series' investment manager.

ñ  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At October 31, 2007, these securities amounted to approximately $213,250,000 or 11.2% of net assets for Tax-Exempt Master Series and approximately $8,115,000 or 1.3% of net assets for Municipal Master Series.

ß  Security is guaranteed by the corporate or non-profit obligor.

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of October 31, 2007.

§  Credit ratings are unaudited.

a  Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

b  Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

c  Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d  Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

e  Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

f  Security is subject to a guarantee provided by Calyon Bank, backing 100% of the total principal.

g  Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

h  Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

i  Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

j  Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

k  Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l  Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

m  Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

o  Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

Notes to Schedule of Investments Institutional Liquidity Trust (cont'd)

p  Security is subject to a guarantee provided by Landesbank Hessen-Thveringen Girozentrale, backing 100% of the total principal.

q  Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

r  Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

s  Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t  Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u  Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

v  Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

w  Security is subject to a guarantee provided by Wescorp Credit Union, backing 100% of the total principal.

x  Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

y  Security is subject to a guarantee provided by KBC Bank, backing 50% of the total principal and Landesbank Baden-Wurttemberg, backing 50% of the total principal.

z  Security is subject to a guarantee provided by PNC Bank, backing 100% of the total principal.

Statements of Assets and Liabilities

Institutional Liquidity Trust
(000's omitted)

	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	October 31, 2007	October 31, 2007
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$1,883,799	$614,040
Interest receivable	16,234	4,005
Receivable for securities sold	8,685	8,979
Prepaid expenses and other assets	184	32
Total Assets	1,908,902	627,056
Liabilities
Due to custodian	10,595	9,429
Payable to investment manager—net (Note B)	149	52
Accrued expenses and other payables	—	15
Total Liabilities	10,744	9,496
Net Assets Applicable to investors' beneficial interests	$1,898,158	$617,560
Net Assets consist of:
Paid-in capital	$1,898,158	$617,560
*Cost of investments:
Unaffiliated issuers	$1,883,799	$614,040

See Notes to Financial Statements 46

Statements of Operations

Institutional Liquidity Trust
(000's omitted)

	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Investment Income
Income:
Interest income—unaffiliated issuers (Note A)	$10,784	$3,484
Expenses:
Investment management fees (Note B)	618	228
Audit fees	11	32
Custodian fees (Note B)	54	30
Legal fees	1	1
Rating agency fees	1	1
Trustees' fees and expenses	4	4
Miscellaneous	3	—
Total expenses	692	296
Investment management fees waived (Note B)	(383)	(153)
Expenses reduced by custodian fee expense offset arrangement (Note B)	(111)	(45)
Total net expenses	198	98
Net investment income	$10,586	$3,386
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	5	6
Net increase (decrease) in net assets resulting from operations	$10,591	$3,392

See Notes to Financial Statements 47

Statements of Changes in Net Assets

Institutional Liquidity Trust
(000's omitted)

	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$10,586	$3,386
Net realized gain (loss) on investments	5	6
Net increase (decrease) in net assets resulting from operations	10,591	3,392
Transactions in Investors' Beneficial Interest:
Contributions	3,250,661	1,154,509
Withdrawals	(1,363,094)	(540,341)
Net increase (decrease) from transactions in investors' beneficial interest	1,887,567	614,168
Net Increase (Decrease) in Net Assets	1,898,158	617,560
Net Assets:
Beginning of period	—	—
End of period	$1,898,158	$617,560

See Notes to Financial Statements 48

Notes to Financial Statements Institutional Liquidity Trust

Note A—Summary of Significant Accounting Policies:

1  General: Tax-Exempt Master Series and Municipal Master Series (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Tax-Exempt Master Series and Municipal Master Series each had no operations until September 10, 2007 other than matters relating to its organization.

  Other investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Master Series' investment manager, whose financial statements are not presented herein, also invest in the Master Series.

  The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4  Income tax information: Each Master Series intends to comply with the requirements of the Internal Revenue Code. Each Master Series also intends to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will be able to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6  Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

7  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

  Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, each Master Series pays Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Management contractually agreed to waive its management fee, limiting the management fee to 0.08% of each Master Series' average daily net assets. For the period ended October 31, 2007, such waived fees amounted to $383,486 for Tax-Exempt Master Series and $153,107 for Municipal Master Series, respectively.

  Management and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  Each Master Series has an expense offset arrangement in connection with its custodian contract. For the period ended October 31, 2007, the impact of this arrangement was a reduction of expenses of $110,670 and $44,585 for Tax-Exempt Master Series and Municipal Master Series, respectively.

Note C—Securities Transactions:

  All securities transactions for Tax-Exempt Master Series and Municipal Master Series were short-term.

Note D—Line of Credit:

  At commencement of operations, the Master Series became a participant in a single committed, unsecured $300,000,000 line of credit with State Street Bank and Trust Company ("State Street") and Bank of New York, as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.075% per annum of the unused available line of credit is charged, of which the Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

  On September 27, 2007 the Master Series became a participant in a single uncommitted, unsecured $150,000,000 line of credit with State Street, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

  The Master Series had no loans outstanding pursuant to either line of credit at October 31, 2007. During the period ended October 31, 2007, the Master Series did not utilize either line of credit.

Note E—Recent Accounting Pronouncement:

  In September 2006, Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series' financial position or results or operations.

Note F—Change in Year End:

  The Board of Trustees adopted a change in each Master Series' fiscal year and tax year end date to March 31. This change is effective with the next fiscal period, which runs from November 1, 2007 to March 31, 2008.

Financial Highlights

Tax-Exempt Master Series

	Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.13	%*
Net Expenses‡	.09	%*
Net Investment Income (Loss)	3.61	%*
Total Return†@@	+.52	%**
Net Assets, End of Period (in millions)	$1,898.2

See Notes to Financial Highlights 52

Financial Highlights

Municipal Master Series

	Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.18	%*
Net Expenses‡	.13	%*
Net Investment Income (Loss)	3.63	%*
Total Return†@@	+.52	%**
Net Assets, End of Period (in millions)	$617.6

See Notes to Financial Highlights 53

Notes to Financial Highlights Institutional Liquidity Trust

#  The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡  After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

Period Ended October 31, 2007(1)
Tax-Exempt Master Series	0.22%
Municipal Master Series	0.30%

  (1)  Period from September 10, 2007 (commencement of operations) to October 31, 2007.

†  Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

@@  Total return would have been lower had Management not waived a portion of the investment management fee.

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust and Owners of Beneficial Interest of Tax-Exempt Master Series

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Master Series (the "Portfolio"), a series of Institutional Liquidity Trust, including the schedule of investments, as of October 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 10, 2007 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Master Series as of October 31, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period from September 10, 2007 to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
December 14, 2007

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust and Owners of Beneficial Interest of Municipal Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Municipal Master Series (one of the series constituting Institutional Liquidity Trust) (the "Portfolio"), as of October 31, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period from September 10, 2007 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Master Series, a portfolio of Institutional Liquidity Trust, at October 31, 2007, the results of its operations, the changes in its net assets, and its financial highlights for the period from September 10, 2007 (commencement of operations) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 14, 2007

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC
200 South Wacker Drive
Suite 2100
Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Trustee and Officer Information

The following tables set forth information concerning the trustees ("Trustees") and officers ("Officers") of Lehman Brothers Income Funds (the "Trust"). All persons named as Trustees and Officers also serve in similar capacities for other funds administered or managed by Neuberger Berman Management Inc. ("Management"), Lehman Brothers Asset Management LLC ("LBAM") and Neuberger Berman, LLC ("Neuberger"). The Statement of Additional Information includes additional information about the Trustees and Officers and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee
Independent Trustees
John Cannon (77)	Trustee since 1994	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	59	Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Faith Colish (72)	Trustee since 2000	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	59	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee
Martha C. Goss (58)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/ Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	59	Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women's Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

C. Anne Harvey (70)	Trustee since 2000	President, C.A. Harvey Associates since October 2001; formerly, Director, AARP, 1978 to December 2001.	59	Formerly, President, Board of Associates to The National Rehabilitation Hospital's Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Robert A. Kavesh (80)	Trustee since 1993	Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	59	Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee
Michael M. Knetter (47)	Trustee since 2007	Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.	59	Trustee, Northwestern Mutual Series Fund, Inc. since February 2007; Director, Wausau Paper since 2005; Director, Great Wolf Resorts since 2004.

Howard A. Mileaf (70)	Trustee since 2000	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	59	Director, Webfinancial Corporation (holding company) since December 2002; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

George W. Morriss (60)	Trustee since 2007	Formerly, Executive Vice President and Chief Financial Officer, People's Bank (a financial services company), 1991 to 2001.	59	Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds.

Edward I. O'Brien (79)	Trustee since 2000	Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association ("SIA") (securities industry's representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	59	Director, Legg Mason, Inc. (financial services holding company) since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee
William E. Rulon (75)	Trustee since 1993	Retired; formerly, Senior Vice President, Foodmaker, Inc. (operator and franchiser of restaurants) until January 1997.	59	Formerly, Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to "at risk" children), 1998 to 2006; formerly, Director, Prandium, Inc. (restaurants), March 2001 to July 2002.

Cornelius T. Ryan (76)	Trustee since 2000	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation since 1981.	59	None.

Tom D. Seip (57)	Trustee since 2000; Lead Independent Trustee beginning 2006	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc. and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	59	Director, H&R Block, Inc. (financial services company) since May 2001; Chairman, Compensation Committee, H&R Block, Inc. since 2006; Director, America One Foundation since 1998; formerly, Chairman, Governance and Nominating Committee, H&R Block, Inc., 2004 to 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006; formerly Director, E-Bay Zoological Society, 1999 to 2003; formerly, Director, General Magic (voice recognition software), 2001 to 2002; formerly, Director, E-Finance Corporation (credit decisioning services), 1999 to 2003; formerly, Director, Save-Daily.com (micro investing services), 1999 to 2003.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee
Candace L. Straight (60)	Trustee since 1993	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	59	Director, Montpelier Re (reinsurance company) since 2006; Director, National Atlantic Holdings Corporation (property and casualty insurance company) since 2004; Director, The Proformance Insurance Company (property and casualty insurance company) since March 2004; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (63)	Trustee since 2000	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	59	None.

Jack L. Rivkin* (67)	President and Trustee since 2002	Executive Vice President and Chief Investment Officer, Neuberger Berman Inc. (holding company) since 2002 and 2003, respectively; Managing Director and Chief Investment Officer, Neuberger, since December 2005 and 2003, respectively; formerly, Executive Vice President, Neuberger, December 2002 to 2005; Director and Chairman, Management since December 2002; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.	59	Director, Dale Carnegie and Associates, Inc. (private company) since 1998; Director, Solbright, Inc. (private company) since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee
Peter E. Sundman* (48)	Chairman of the Board and Trustee since 2000; Chief Executive Officer since 1999; President from 1999 to 2000	Executive Vice President, Neuberger Berman Inc. (holding company) since 1999; Head of Neuberger Berman Inc.'s Mutual Funds Business (since 1999) and Institutional Business (1999 to October 2005); responsible for Managed Accounts Business and intermediary distribution since October 1999; President and Director, Management since 1999; Managing Director, Neuberger since 2005; formerly, Executive Vice President, Neuberger, 1999 to December 2005; formerly, Principal, Neuberger, 1997 to 1999; formerly, Senior Vice President, Management, 1996 to 1999.	59	Director and Vice President, Neuberger & Berman Agency, Inc. since 2000; formerly, Director, Neuberger Berman Inc. (holding company), October 1999 to March 2003; Trustee, Frost Valley YMCA; Trustee, College of Wooster.

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

*  Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management, LBAM and/or Neuberger.

Information about the Officers of the Trust

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)
Andrew B. Allard (46)	Anti-Money Laundering Compliance Officer since 2002	Senior Vice President, Neuberger since 2006; Deputy General Counsel, Neuberger since 2004; formerly, Vice President, Neuberger, 2000 to 2005; formerly, Associate General Counsel, Neuberger, 1999 to 2004; Anti-Money Laundering Compliance Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Michael J. Bradler (37)	Assistant Treasurer since 2005	Vice President, Neuberger since 2006; Employee, Management since 1997; Assistant Treasurer, sixteen registered investment companies for which Management acts as investment manager and administrator (fourteen since 2005 and two since 2006).

Claudia A. Brandon (51)	Secretary since 1985	Senior Vice President, Neuberger since 2007; Vice President-Mutual Fund Board Relations, Management since 2000 and Assistant Secretary since 2004; formerly, Vice President, Neuberger, 2002 to 2006 and Employee since 1999; Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, three since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (51)	Vice President since 2000	Managing Director, Neuberger since 2007; formerly, Senior Vice President, Neuberger, 2003 to 2006; formerly, Vice President, Neuberger, 1999 to 2003; Senior Vice President, Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Brian J. Gaffney (54)	Vice President since 2000	Managing Director, Neuberger since 1999; Senior Vice President, Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Maxine L. Gerson (56)	Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Senior Vice President, Neuberger since 2002; Deputy General Counsel and Assistant Secretary, Neuberger since 2001; Senior Vice President, Management since 2006; Secretary and General Counsel, Management since 2004; Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), sixteen registered investment companies for which Management acts as investment manager and administrator (fourteen since 2005 and two since 2006).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)
Sheila R. James (42)	Assistant Secretary since 2002	Assistant Vice President, Neuberger since 2007 and Employee since 1999; Assistant Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Kevin Lyons (52)	Assistant Secretary since 2003	Employee, Neuberger since 1999; Assistant Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (nine since 2003, four since 2004, one since 2005 and two since 2006).

John M. McGovern (37)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2002	Senior Vice President, Neuberger since 2007; formerly, Vice President, Neuberger, 2004 to 2006; Employee, Management since 1993; Treasurer and Principal Financial and Accounting Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (fourteen since 2005 and two since 2006); formerly, Assistant Treasurer, fourteen registered investment companies for which Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (36)	Assistant Treasurer since 2005	Vice President, Neuberger since 2006; Employee, Management since 1995; Assistant Treasurer, sixteen registered investment companies for which Management acts as investment manager and administrator (fourteen since 2005 and two since 2006).

Frederic B. Soule (61)	Vice President since 2000	Senior Vice President, Neuberger since 2003; formerly, Vice President, Neuberger, 1999 to 2002; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Chamaine Williams (36)	Chief Compliance Officer since 2005	Senior Vice President, Neuberger since 2007; Chief Compliance Officer, Management since 2006; Senior Vice President, Lehman Brothers Inc. since 2007; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006); Chief Compliance Officer, Lehman Brothers Asset Management Inc. since 2003; Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC since 2003; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)  The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)  Pursuant to the By-Laws of the Trust, each Officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)  Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Notice to Shareholders (Unaudited)

For the fiscal year ended October 31, 2007, the percentages representing the portion of distributions from net investment income, which are exempt from federal tax, other than alternative minimum tax are as follows:

Tax-Free Money Fund	100%
National Municipal Money Fund	100%

Board Consideration of the Management and Sub-Advisory Agreements

Lehman Brothers Tax-Free Money Fund and Lehman Brothers National Municipal Money Fund (each, a "Feeder Portfolio") do not have their own management and sub-advisory agreements. Instead, each Feeder Portfolio invests all of its net investable assets in Tax-Exempt Master Series and Municipal Master Series, respectively, which are series of Institutional Liquidity Trust (each, a "Master Series"). At a meeting held on September 27, 2007, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of each Master Series. The term "Fund" is used throughout this section to refer to each Feeder Portfolio or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("LBAM") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and LBAM regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and LBAM. The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and LBAM have time to respond t o any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and LBAM; (2) the performance of each Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund and the experience and staffing of the portfolio management and investment research personnel who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of each Fund, the Board considered the previous performance of Management in managing each of Lehman Brothers Tax-Free Money Fund and Lehman Brothers National Municipal Money Fund prior to its investment of all of its net investable assets in a Master Series. The Board considered such performance relative to each Fund's benchmark and a peer group of investment companies pursuing broadly similar strategies to the Fund. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of comparable funds and fall-out benefits likely to accrue to Management or LBAM or their affiliates from their relationship with each Fund.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of broadly comparable funds. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies to the Funds. The Board compared the fees charged to each Fund at various asset levels to the fees charged to such funds. The Board considered the appropriateness and reasonableness of any differences between the fees charged to each Fund and such other funds and determined that the differences in fees were consistent with the management and other services provided.

The Board considered the potential for economies of scale in relation to the services Management provides to each Fund. The Board considered that each Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate levels.

The Board did not review profitability data from Management for Tax-Exempt Master Series and Municipal Master Series because each Fund has been operating for less than a year, but considered Management's profitability for each of Lehman Brothers Tax-Free Money Fund and Lehman Brothers National Municipal Money Fund prior to its investment of all of its net investable assets in a Master Series. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on investment management profitability margins.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that Management and LBAM could be expected to provide a high level of service to each Fund; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the expected benefits accruing to each Fund.

This page has been left blank intentionally.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030
Web site: www.lehmanam.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

H0679 12/07

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Institutional Liquidity Trust (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-21649 (filed June 5, 2006).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

The financial information provided below is that of the Registrant, Institutional Liquidity Trust.  This N-CSR relates only to Municipal Master Series and Tax-Exempt Master Series (collectively, the “Funds”).  Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to Municipal Master Series.  Tait, Weller & Baker LLP (“Tait Weller”) serves as independent registered public accounting firm to Tax-Exempt Master Series.  The Registrant had no principal accountant fees and services related to these Funds prior to 2007 because the Funds commenced operations on September 10, 2007.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $24,400 for the fiscal period ended 2007.

The aggregate fees billed for professional services rendered by Tait Weller for the audit of the annual financial statements or services that are normally provided by Tait Weller in connection with statutory and regulatory filings or engagements were $9,500 for the fiscal period ended 2007.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 for the fiscal period ended 2007.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended 2007.

The aggregate fees billed to the Registrant for assurance and related services by Tait Weller that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 for the fiscal period ended 2007.

 The fees billed to other entities in the investment company complex for assurance and related services by Tait Weller that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended 2007.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $7,100 for the fiscal period ended 2007.  The nature of the services provided comprised tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% of these services provided by E&Y for the fiscal period ended 2007, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended 2007.

The aggregate fees billed to the Registrant for professional services rendered by Tait Weller for tax compliance, tax advice, and tax planning were $1,500 for the fiscal period ended 2007.  The nature of the services provided comprised tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% of these services provided by Tait Weller for the fiscal period ended 2007, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by Tait Weller for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended 2007.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 for the fiscal period ended 2007.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended 2007.

The aggregate fees billed to the Registrant for products and services provided by Tait Weller, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 for the fiscal period ended 2007.

The fees billed to other entities in the investment company complex for products and services provided by Tait Weller, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal period ended 2007.

(e) Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $7,100 for the fiscal period ended 2007.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $425,000 for the fiscal year ended 2007.

Non-audit fees billed by Tait Weller for services rendered to the Registrant were $1,500 for the fiscal period ended 2007.

Non-audit fees billed by Tait Weller for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended 2007.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s and Tait Weller’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete schedule of investments for each series of the Registrant is disclosed in the annual report of Lehman Brothers National Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, series of Lehman Brothers Income Funds, which are "feeder" funds operating in the master-feeder structure that invest its assets in corresponding series of the Registrant; the schedule of investments is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to the Registrant's Form N-CSR, Investment Company Act file number 811-21649 (filed June 5, 2006).

(a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)

Not applicable to the Registrant.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL LIQUIDITY TRUST

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: January 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: January 3, 2008

By: /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: January 3, 2008